UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2008

ITEM 1.          REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2008

Western Asset Municipal Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.
*

Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Letter from the chairman	I
Fund at a glance	1
Fund expenses	2
Schedule of investments	4
Statement of assets and liabilities	41
Statement of operations	42
Statements of changes in net assets	43
Financial highlights	44
Notes to financial statements	46

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended September 30, 2008. Looking back, during the fourth quarter of 2007, U.S. gross domestic product (“GDP”)[i] fell 0.2%. This weakness was triggered by problems in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% and 2.8% during the first and second quarters of 2008, respectively. This rebound was due, in part, to rising exports that were buoyed by a weakening U.S. dollar, and solid consumer spending, which was aided by the government’s tax rebate program. The dollar’s rally and the end of the rebate program, combined with other strains on the economy, then caused GDP to take a step backward in the third quarter. According to the advance estimate released by the U.S. Department of Commerce, third quarter 2008 GDP declined 0.3%.

Consensus expectations now point to the U.S. falling into a recession later this year or in early 2009. Consumer spending, which represents approximately two-thirds of GDP, is moderating, as evidenced by the three consecutive months of declining retail sales during the third quarter of 2008. According to the Department of Commerce, September’s 1.2% fall in retail sales was the sharpest decline in three years. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined in each of the first nine months of 2008. Year-to-date through September, roughly 760,000 jobs have been shed and the unemployment rate now stands at 6.1%, its highest level in five years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meetings in June, August and September, the Fed held rates steady. Then, on October 8, 2008 (after the reporting period ended), in a global coordination

Western Asset Municipal Money Market Fund | I

Letter from the chairman continued

effort with six central banks around the world, interest rates were cut in an attempt to reduce the strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%. The Fed again cut rates from 1.50% to 1.00% at its regularly scheduled meeting on October 29, 2008. In conjunction with its October meeting, the Fed stated: “The pace of economic activity appears to have slowed markedly, owing importantly to a decline in consumer expenditures. .... Moreover, the intensification of financial market turmoil is likely to exert additional restraint on spending, partly by further reducing the ability of households and businesses to obtain credit.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Just prior to the beginning of the reporting period, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, the Treasury proposed a $700 billion rescue plan to help financial institutions reduce their exposure to troubled mortgage-related securities. After the House of Representatives initially rejected the plan on September 29, 2008, a revamped version was approved by Congress and, on October 3, 2008, signed into law by President Bush. Also in October, the government announced a plan to purchase stakes in the nation’s largest banks and guarantee certain bank debts. Also, the Federal Deposit Insurance Corporation (“FDIC”) temporarily increased its insurance on bank accounts from $100,000 to $250,000.

During the six-month reporting period ended September 30, 2008, both short-and long-term Treasury yields experienced periods of extreme volatility. Earlier in the year, investors were focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” at which times Treasury yields moved lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of the reporting period, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, including high-quality corporate bonds and high grade municipal bonds. At one point in September, the yield

II | Western Asset Municipal Money Market Fund

available from the three-month Treasury bill fell to 0.04%, as investors were essentially willing to forgo any return potential in order to access the safety of government-backed securities.

During the current reporting period, the yields available from tax-exempt money market instruments fluctuated and ultimately moved higher, as did yields on short-term Treasuries. The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

Performance review

As of September 30, 2008, the seven-day current yield for Class A shares of Western Asset Municipal Money Market Fund was 5.72% and the seven-day effective yield, which reflects compounding, was 5.89%.[1]

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND Yields as of September 30, 2008 (unaudited)

	SEVEN-DAY CURRENT YIELD[1]	SEVEN-DAY EFFECTIVE YIELD[1]

Class A Shares	5.72%	5.89%
Exchange A Shares	5.72%	5.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Municipal Money Market Fund | III

Letter from the chairman continued

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy during the remainder of the year and, perhaps, into 2009 as well.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain steadfast in our commitment to provide you with extraordinary service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers do everything in their power to deliver strong long-term results.

The Fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds. Shareholders in the Fund as of the close of business on September 19, 2008 will have a temporary U.S. Treasury guarantee on balances up to the amount held in the Fund on that date. Legg Mason believes this program will provide support to our shareholders as we manage through this market environment.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

IV | Western Asset Municipal Money Market Fund

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alterative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

[i] Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Municipal Money Market Fund | V

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Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — September 30, 2008

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2008 and held for the six months ended September 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]

Class A	0.82%	$1,000.00	$1,008.20	0.51%	$2.57
Exchange A Shares[4]	0.34	1,000.00	1003.40	0.51	0.81

[1]	For the six months ended September 30, 2008, unless otherwise noted.

[2]

Assumes reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	For the period August 1, 2008 (inception date) to September 30, 2008.

2 |  Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]

Class A	5.00%	$1,000.00	$1,022.51	0.51%	$2.57
Exchange A Shares[3]	5.00	1,000.00	1,007.13	0.51	0.81

[1]	For the six months ended September 30, 2008, unless otherwise noted.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[3]	For the period August 1, 2008 (inception date) to September 30, 2008.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 3

Schedule of investments (unaudited)
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 95.6%

	Alabama — 1.1%
	Birmingham, AL:
$20,320,000	Airport Authority Revenue, Refunding, FSA, SPA-Dexia Credit Local,
	8.250%, 10/2/08(a)	$20,320,000
8,700,000	Medical Clinic Board, University of Alabama Health Services Foundation,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	8,700,000
4,800,000	Demopolis, AL, IDB, IDR, Delaware Mesa Farms Project, LOC-Wells Fargo
	Bank N.A., 7.520%, 10/2/08(a)(b)	4,800,000
	Huntsville, AL, TECP:
31,967,000	1.550% due 10/21/08	31,967,000
20,000,000	1.750% due 11/3/08	20,000,000
7,197,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe
	Generale, 4.500%, 10/1/08(a)	7,197,000
	Stevenson, AL, IDB:
2,500,000	Environmental Improvement Revenue, Refunding-Mead Corp. Project,
	LOC-JPMorgan Chase, 8.200%, 10/1/08(a)(b)	2,500,000
10,000,000	Mead Corp. Project, LOC-JPMorgan Chase, 8.200%, 10/1/08(a)(b)	10,000,000

	Total Alabama	105,484,000

	Alaska — 0.3%
19,350,000	Alaska Housing Finance Corp., FSA, SPA-Dexia Credit Local,
	9.200%, 10/2/08(a)	19,350,000
	Alaska State Housing Finance Corp.:
	Home Mortgage Revenue, SPA-Landesbank Baden-Wurttemberg:
2,650,000	7.900%, 10/2/08(a)	2,650,000
4,500,000	8.500%, 10/2/08(a)	4,500,000
3,265,000	Housing Development, 9.000%, 10/1/08(a)	3,265,000

	Total Alaska	29,765,000

	Arizona — 1.1%
17,000,000	Ak-Chin Indian Community Revenue, AZ, LOC- Bank of America N.A.,
	7.250%, 10/2/08(a)	17,000,000
25,000,000	City of Phoenix, 1.850% due 2/5/09	25,000,000
19,000,000	Glendale, AZ, IDA, TECP, 1.600% due 12/10/08	19,000,000
	Phoenix, AZ:
6,000,000	IDA Revenue, Desert Botanical Garden Project, LOC-JPMorgan Chase,
	8.100%, 10/1/08(a)	6,000,000
7,210,000	IDA Revenue, Valley of The Sun YMCA Project, LOC-Bank of America,
	6.280%, 10/1/08(a)	7,210,000
3,335,000	IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank,
	8.300%, 10/2/08(a)	3,335,000
6,500,000	Pinal County, AZ, IDA, IDR, Artistic Paver Project, LOC-SunTrust Bank,
	8.050%, 10/1/08(a)(b)	6,500,000
17,700,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of
	Canada, 8.050%, 10/1/08(a)	17,700,000
2,200,000	Yavapai County, AZ, IDA, Hospital Facility Revenue, Refunding Yavapai
	Regional Medical Center, LOC-UBS AG, 7.500%, 10/2/08(a)	2,200,000

	Total Arizona	103,945,000

See Notes to Financial Statements.

4 |  Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Arkansas — 0.1%
$5,850,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical
	Center Project, LOC-Bank of America N.A., 7.000%, 10/2/08(a)	$5,850,000

	Colorado — 1.6%
3,435,000	Arvada, CO, FSA, SPA-Dexia Public Finance, 3.140%, 10/1/08(a)	3,435,000
	Aurora, CO:
9,100,000	Hospital Revenue, Childrens Hospital Assignment Project,
	LOC-Allied Irish Bank PLC, 7.900%, 10/2/08(a)	9,100,000
10,000,000	Hospital Revenue, COP, SPA-JPMorgan Chase Bank,
	6.500%, 10/2/08(a)	10,000,000
5,000,000	Avon, CO, Urban Renewal Authority, Tax Increment Revenue, Town
	Center, West Area, Urban, LOC-Depfa Bank PLC, 9.000%, 10/2/08(a)	5,000,000
11,000,000	Castle Rock, CO, COP, LOC-Wells Fargo Bank N.A., 8.500%, 10/1/08(a)	11,000,000
	Colorado Health Facilities Authority Revenue:
9,025,000	Bethesda Living Center Projects, LOC-LaSalle Bank, 8.050%, 10/2/08(a)	9,025,000
	Catholic Health, SPA-Bayerische Landesbank:
2,775,000	7.980%, 10/1/08(a)	2,775,000
800,000	8.000%, 10/1/08(a)	800,000
20,580,000	Community Hospital Association Boulder Project,
	LOC- JPMorgan Chase, 9.150%, 10/2/08(a)	20,580,000
5,300,000	Health Facilities Evangelical, LOC-Allied Irish Banks PLC,
	7.910%, 10/2/08(a)	5,300,000
2,700,000	Refunding, Sisters Charity Health Systems, SPA-JPMorgan Chase,
	7.930%, 10/1/08(a)	2,700,000
	Colorado HFA:
4,800,000	Multi-Family Project, SPA-FHLB, 7.750%, 10/1/08(a)(b)	4,800,000
	Multi-Family, SPA-FHLB:
8,245,000	7.750%, 10/1/08(a)(b)	8,245,000
6,785,000	7.750%, 10/1/08(a)(b)	6,785,000
	Colorado HFA Revenue, Multi-Family Project:
110,000	MBIA, SPA-Depfa Bank PLC, 7.750%, 10/1/08(a)(b)	110,000
900,000	SPA-Federal Home Loan Bank, 7.750%, 10/1/08(a)	900,000
	Colorado Springs, CO, Revenue:
5,350,000	The Colorado College, 7.380%, 10/2/08(a)	5,350,000
9,745,000	The Colorado College Project, 8.150%, 10/2/08(a)	9,745,000
4,240,000	Erie, CO, COP, LOC-Keybank N.A., 9.500%, 10/1/08(a)	4,240,000
1,960,000	Lowry Economic Redevelopment Authority Revenue, CO, Refunding,
	LOC-BNP Paribas, 8.050%, 10/1/08(a)	1,960,000
28,010,000	University of Colorado Hospital Authority Revenue, FSA,
	SPA-Wachovia Bank N.A., 8.150%, 10/1/08(a)	28,010,000

	Total Colorado	149,860,000

	Connecticut — 0.8%
200,000	Connecticut State, SPA-Dexia Credit Local, 8.000%, 10/2/08(a)	200,000
	Connecticut State Health & Education, TECP:
15,900,000	1.450% due 10/2/08	15,900,000
10,690,000	1.650% due 2/5/09	10,690,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 5

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Connecticut — 0.8% continued
	Connecticut State, HEFA Revenue:
$34,455,000	Yale University, 3.750%, 10/1/08(a)	$34,455,000
1,895,000	Yale-New Haven Hospital, LOC-JPMorgan Chase, 7.500%, 10/1/08(a)	1,895,000
4,050,000	New Haven, CT, TECP, 1.500% due 12/11/08	4,050,000
9,100,000	Waterbury, CT, GO, BAN, 4.000% due 9/2/09	9,281,020

	Total Connecticut	76,471,020

	Delaware — 0.4%
	Delaware State EDA Revenue, Hospital Billing:
2,500,000	LOC-JPMorgan Chase, 8.020%, 10/1/08(a)	2,500,000
9,300,000	LOC-JPMorgan Chase, 8.020%, 10/1/08(a)	9,300,000
7,300,000	Delaware State Health Facilities Authority Revenue, Beebe Medical
	Center Project, 8.250%, 10/2/08(a)	7,300,000
	University of Delaware Revenue:
9,500,000	LIQ-Bank of America, 7.900%, 10/1/08(a)	9,500,000
5,900,000	SPA-Bank of America, 4.250%, 10/1/08(a)	5,900,000

	Total Delaware	34,500,000

	District of Columbia — 2.6%
	District of Columbia Revenue:
13,125,000	1.750% due 11/20/08	13,125,000
13,000,000	American College of Cardiology, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	13,000,000
10,050,000	Hospital for Sick Children, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	10,050,000
4,900,000	Jesuit Conference, LOC-PNC Bank, 8.280%, 10/2/08(a)	4,900,000
12,280,000	National Public Radio Inc., LOC-SunTrust Bank, 7.900%, 10/1/08(a)	12,280,000
8,200,000	Population Services International, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	8,200,000
20,900,000	Sidwell Friends School, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	20,900,000
13,000,000	The Pew Charitable Trusts, LOC-PNC Bank N.A., 8.250%, 10/2/08(a)	13,000,000
4,285,000	District of Columbia, GO, LOC- Allied Irish Banks PLC,
	7.250%, 10/2/08(a)	4,285,000
5,000,000	Metropolitan Washington, DC, Airports Authority, TECP,
	1.750% due 11/6/08	5,000,000
	Washington D.C., Metro Area Transit:
30,000,000	1.580% due 10/2/08	30,000,000
25,000,000	1.650% due 10/7/08	25,000,000
12,000,000	1.600% due 12/1/08	12,000,000
	TECP:
15,000,000	1.630% due 10/6/08	15,000,000
40,700,000	1.600% due 11/14/08	40,700,000
15,600,000	1.550% due 12/1/08	15,600,000

	Total District of Columbia	243,040,000

	Florida — 8.1%
300,000	Atlantic Beach, FL, Healthcare Facilities Revenue, Fleet Landing Project,
	LOC-Wachovia Bank N.A., 7.550%, 10/2/08(a)	300,000

See Notes to Financial Statements.

6 |  Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 8.1% continued
	Brevard County, FL:
$805,000	Health Facilities Authority, Health Facilities Revenue, Refunding Bonds,
	Health First Inc. Project, LOC-SunTrust Bank, 5.500%, 10/1/08(a)	$805,000
9,200,000	EFA Revenue, Florida Institute of Technology, LOC-Fifth Third Bank,
	10.000%, 10/2/08(a)	9,200,000
	Broward County, FL:
8,700,000	Airport Facility Revenue, LOC-Citibank N.A, 8.080%, 10/1/08(a)(b)	8,700,000
40,000,000	Airport System Revenue, SPA-JPMorgan Chase Bank,
	8.300%, 10/2/08(a)(b)	40,000,000
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, LOC-GE Capital
	Corporation, 8.200%, 10/2/08(a)(b)	1,000,000
10,415,000	Port Facilities Revenue, Everglades, LOC-Bank Of Nova Scotia,
	8.060%, 10/2/08(a)(b)	10,415,000
5,460,000	Collier County, FL, EFA Revenue, International College Project,
	LOC-Fifth Third Bank, 8.000%, 10/3/08(a)	5,460,000
	Florida Housing Finance Corp.:
48,100,000	Multi-Family Mortgage Revenue, Northbridge Apartments,
	LOC-Keybank N.A., 10.250%, 10/1/08(a)(b)	48,100,000
3,290,000	Multi-Family Revenue, Arlington Apartments, LOC-Bank of America N.A.,
	8.250%, 10/1/08(a)(b)	3,290,000
15,498,000	Florida Municipal Loan Council, TECP, 1.750% due 1/8/09	15,498,000
5,135,000	Florida State Board of Education, GO, 5.000% due 6/1/09	5,244,517
	Florida State Municipal Power Agency:
8,000,000	1.550% due 11/3/08	8,000,000
28,512,000	TECP, 1.500% due 10/21/08	28,512,000
	Gainesville, FL, Utilities System Revenue:
10,000	SPA-State Street Bank & Trust Co., 7.910%, 10/1/08(a)	10,000
400,000	SPA-SunTrust Bank, 4.250%, 10/1/08(a)	400,000
	Highlands County, FL, Health Facilities Authority Revenue,
	Adventist Health System, LOC-SunTrust Bank:
10,000,000	7.900%, 10/2/08(a)	10,000,000
14,000,000	8.000%, 10/2/08(a)	14,000,000
7,000,000	10.000%, 10/2/08(a)	7,000,000
8,355,000	8.000%, 10/2/08(a)	8,355,000
6,500,000	Hillsborough County, FL, TECP, 1.650% due 11/12/08	6,500,000
	Jacksonville, FL:
10,868,000	Electric Authority, 1.600% due 11/4/08	10,868,000
42,586,000	Electric Authority, TECP, 1.580% due 11/3/08	42,586,000
35,265,000	TECP, 1.680% due 2/2/09	35,265,000
13,500,000	Transit Revenue, SPA-Dexia Credit Local, 7.920%, 10/2/08(a)	13,500,000
11,525,000	Water & Sewer System Revenue, SPA-Bank of New York,
	6.500%, 10/2/08(a)	11,525,000
	JEA District, FL:
36,325,000	1.650% due 11/6/08	36,325,000
	Electric System Revenue:
3,000,000	SPA-Bank of Nova Scotia, 7.800%, 10/2/08(a)	3,000,000
7,600,000	SPA-Fortis Bank SA, 7.890%, 10/1/08(a)	7,600,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 7

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 8.1% continued
	TECP:
$26,475,000	1.550% due 10/9/08	$26,475,000
51,200,000	1.680% due 12/1/08	51,200,000
2,500,000	Water & Sewer System Revenue, SPA-Bank of New York,
	8.000%, 10/1/08(a)	2,500,000
10,300,000	Lakeland, FL, Educational Facilities Revenue, Florida Southern College
	Project, LOC-SunTrust Bank, 7.850%, 10/1/08(a)(c)	10,300,000
10,000,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	10,000,000
	Miami-Dade County, FL:
5,745,000	IDA, Educational Facilities Revenue, Belen Jesuit Preparatory School,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	5,745,000
10,000,000	Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.,
	7.890%, 10/1/08(a)	10,000,000
32,200,000	Water & Sewer Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	8.400%, 10/2/08(a)	32,200,000
21,035,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	21,035,000
	Orange County, FL:
	Health Facilities Authority Revenue:
12,000,000	Adventist Sunbelt Health System, LOC-SunTrust Bank,
	8.000%, 10/2/08(a)	12,000,000
	Orlando Regional Healthcare System Inc., LOC-SunTrust Bank:
5,130,000	7.900%, 10/1/08(a)	5,130,000
5,800,000	8.000%, 10/1/08(a)	5,800,000
	IDA:
10,000,000	Bishop Moore High School Project, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	10,000,000
3,600,000	Blood & Tissue Services, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	3,600,000
11,600,000	School Board, COP, LOC- SunTrust Bank, 7.890%, 10/2/08(a)	11,600,000
	Orlando & Orange County, FL, Expressway Authority:
13,230,000	Refunding, FSA, SPA-Dexia Credit Local, 8.550%, 10/2/08(a)	13,230,000
300,000	Revenue, FSA, SPA-Dexia Credit Local, 6.500%, 10/2/08(a)	300,000
	Palm Beach County, FL:
10,250,000	HFA, MFH Revenue, Palm Gardens Apartments Project,
	LOC-Citibank N.A., 8.800%, 10/1/08(a)(b)	10,250,000
21,250,000	Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.,
	7.500%, 10/2/08(a)	21,250,000
23,500,000	Palm Beach, FL, School District, 1.600% due 12/9/08	23,500,000
8,500,000	Pasco County, FL, IDR, Leveredge Project, LOC-RBC Centura Bank,
	8.150%, 10/1/08(a)(b)	8,500,000
10,000,000	Pembroke Pines, FL, Charter School Revenue, SPA-Royal Bank of Canada,
	8.150%, 10/1/08(a)	10,000,000
3,550,000	Polk County, FL, IDA Revenue, Winter Haven Hospital Project,
	LOC-SunTrust Bank, 5.500%, 10/1/08(a)	3,550,000
3,875,000	Polk County, FL, IDA, IDR, Winter Haven Hospital Project,
	LOC-SunTrust Bank, 5.500%, 10/1/08(a)	3,875,000
2,100,000	Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project,
	LOC-Bank of America N.A., 7.270%, 10/2/08(a)(c)	2,100,000

See Notes to Financial Statements.

8 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 8.1% continued
$18,000,000	St. Johns County, FL, IDA, Hospital Revenue, Flagler Hospital,
	7.900%, 10/1/08(a)	$18,000,000
8,970,000	Tallahassee-Leon County, FL, Civic Center Authority, Capital
	Improvement Revenue, LOC-SunTrust Bank, 7.900%, 10/1/08(a)(c)	8,970,000
20,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health
	Sciences Campus, LOC-Fifth Third Bank, 8.000%, 10/3/08(a)	20,000,000
6,500,000	USF Financing Corp., COP, USF College Medical Health Facilities,
	LOC-SunTrust Bank, 8.000%, 10/2/08(a)	6,500,000
1,000,000	West Orange, FL, Healthcare District, LOC-SunTrust Bank,
	8.500%, 10/2/08(a)	1,000,000

	Total Florida	760,068,517

	Georgia — 5.5%
12,500,000	Athens-Clarke County, GA, Unified Government Development Authority
	Revenue, Piedmont College Inc. Project, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	12,500,000
9,500,000	Atlanta, GA, Development Authority Revenue, Botanical Garden
	Improvements Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	9,500,000
44,885,000	Atlanta, GA, Water & Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	8.500%, 10/2/08(a)	44,885,000
5,120,000	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	5,120,000
3,660,000	Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust, 8.250%, 10/2/08(a)(b)	3,660,000
8,800,000	Cobb County, GA, Boy Scouts of America Atlanta Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	8,800,000
18,000,000	Coweta County, GA, Residential Care Facilities for the Elderly Authority,
	Wesley Woods of Newnan, LOC-Branch Banking & Trust Co.,
	7.900%, 10/1/08(a)	18,000,000
	De Kalb County, GA:
9,000,000	Development Authority Revenue, Oglethorpe University Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	9,000,000
6,860,000	Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC,
	8.270%, 10/2/08(a)(b)	6,860,000
	De Kalb Private Hospital Authority Revenue, Anticipation Certificate:
2,050,000	Egleston Childrens Hospital, LOC-SunTrust Bank, 7.920%, 10/1/08(a)	2,050,000
2,880,000	ESR Childrens Health Care, LOC-SunTrust Bank, 7.920%, 10/1/08(a)	2,880,000
1,955,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 8.060%, 10/2/08(a)(b)	1,955,000
7,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	7,600,000
14,160,000	Forsythe County, GA, Development Authority Revenue, Atlanta YMCA
	Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	14,160,000
	Fulton County, GA, Development Authority Revenue:
1,710,000	Atlanta YMCA Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	1,710,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust,
	8.050%, 10/2/08(a)	3,000,000
	Georgia Tech Facilities Project, LOC-SunTrust Bank:
3,500,000	7.850%, 10/1/08(a)	3,500,000
3,500,000	9.000%, 10/1/08(a)	3,500,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 9

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 5.5% continued
$3,280,000	Holy Innocents School Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	$3,280,000
15,000,000	Piedmont Healthcare Inc., SPA-SunTrust Bank, 7.900%, 10/1/08(a)	15,000,000
23,400,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	23,400,000
5,500,000	Spellman College Project, LOC-SunTrust Bank, 8.000%, 10/1/08(a)	5,500,000
4,600,000	Trinity School Inc. Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	4,600,000
7,700,000	Westminster Schools Inc. Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	7,700,000
7,000,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory
	Certificates, Northeast Georgia Health System Inc., LOC-Landesbank
	Baden-Wurttemberg, 7.910%, 10/1/08(a)	7,000,000
	Georgia State Ports Authority Revenue, Garden City Terminal Project,
	LOC-SunTrust Bank:
8,810,000	7.900%, 10/1/08(a)	8,810,000
5,860,000	7.900%, 10/1/08(a)	5,860,000
2,483,000	Georgia State, Finance & Investment Commission, GO,
	SPA-Dexia Credit Local, 7.250%, 10/2/08(a)	2,483,000
	Georgia State, GO:
14,090,000	3.000% due 7/1/09	14,216,749
9,715,000	5.000% due 7/1/09	9,945,718
4,435,000	Griffin-Spalding County, GA, Development Authority Revenue, Industrial
	Development, Woodland Industrial Inc., LOC-SunTrust Bank,
	8.250%, 10/2/08(a)(b)	4,435,000
9,375,000	Gwinnett County, GA, Development Authority IDR, Barco Inc. Project,
	LOC-Branch Banking & Trust, 8.250%, 10/2/08(a)(b)	9,375,000
13,900,000	Gwinnett County, GA, Water & Sewerage Authority Revenue,
	SPA-Landesbank Hessen-Thuringen, 7.500%, 10/1/08(a)	13,900,000
	Gwinnett County, GA, Development Authority:
6,400,000	COP, Gwinnett County Public Schools Project, MBIA, 5.000% due 1/1/09	6,458,679
8,840,000	Greater Atlanta Christian School, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	8,840,000
15,000,000	Revenue, Greater Atlanta Christian Schools, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	15,000,000
	Wesleyan School Inc. Project, LOC-SunTrust Bank:
14,500,000	7.900%, 10/1/08(a)	14,500,000
11,600,000	7.900%, 10/1/08(a)	11,600,000
875,000	Houston County, GA, Hospital Authority Revenue, LOC-Wachovia Bank N.A., 7.550%, 10/2/08(a)	875,000
	Macon-Bibb County, GA:
14,060,000	Hospital Authority, RAN, Medical Center of Central Georgia,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	14,060,000
4,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center
	Central Georgia, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	4,000,000
21,000,000	Metropolitan Atlanta Rapid Transit Authority, GA, TECP,
	1.700% due 12/2/08	21,000,000
	Municipal Electric Authority of Georgia, TECP:
18,550,000	1.650% due 2/2/09	18,550,000
2,500,000	1.730% due 2/2/09	2,500,000

See Notes to Financial Statements.

10 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 5.5% continued
	Private Colleges & Universities Authority, GA, Revenue:
$37,300,000	Emory University, 7.850%, 10/2/08(a)	$37,300,000
11,250,000	Refunding, Emory University, 7.840%, 10/2/08(a)	11,250,000
14,500,000	Rabun County, GA, Development Authority Revenue, Nacoochee School
	Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	14,500,000
10,135,000	Richmond County Hospital Authority, University Health Services Inc.
	Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	10,135,000
10,000,000	Richmond County, GA, Development Authority, Revenue, MCG Health Inc.
	Project, LOC-Landesbank Baden-Wuerttemburg, 8.250%, 10/1/08(a)	10,000,000
2,075,000	Rockdale County, GA, Hospital Authority Revenue, Rockdale Medical
	Center Inc. Project, LOC-Bank of America N.A., 7.250%, 10/2/08(a)	2,075,000
5,200,000	Savannah, GA, EDA Revenue, Savannah Country Day School,
	LOC-Branch Banking & Trust, 8.050%, 10/2/08(a)	5,200,000
3,515,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 8.250%, 10/2/08(a)(b)	3,515,000
4,110,000	Union County, GA, Development Authority Revenue, Boy Scouts of America
	Atlanta Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	4,110,000

	Total Georgia	509,654,146

	Illinois — 5.6%
	Chicago, IL:
39,340,000	GO, Refunding Project, FSA, LOC-Dexia Credit Local, 8.000%, 10/2/08(a)	39,340,000
20,000,000	GO, Tender Notes, LOC-Harris N.A., 1.050% due 2/5/09 (d)(e)	20,000,000
3,205,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	10.000%, 10/2/08(a)(b)	3,205,000
9,800,000	O’Hare International Airport Revenue, General Airport,
	LOC-Bayerische Landesbank, 9.500%, 10/1/08(a)(b)	9,800,000
27,300,000	O’Hare International Airport Revenue, LOC-Landesbank
	Baden-Wurttenberg, 7.900%, 10/1/08(a)	27,300,000
9,400,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	8.750%, 10/1/08(a)	9,400,000
27,040,000	TECP, 1.750% due 4/7/09	27,040,000
	Cook County, IL:
1,000,000	Catholic Theological University Project, LOC-Harris Trust and Savings
	Bank, 7.510%, 10/1/08(a)	1,000,000
2,020,000	Community Consolidated School District No. 21 Wheeling, GO,
	Refunding, FSA, 4.000% due 12/1/08	2,028,692
	IDR:
1,500,000	Kenneth Properties Project, LOC-LaSalle Bank, 7.500%, 10/2/08(a)(b)	1,500,000
1,705,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 7.500%, 10/2/08(a)(b)	1,705,000
17,500,000	GO, Sales TAN, 3.000% due 8/3/09	17,704,413
7,185,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project,
	LOC-Fifth Third Bank, 8.100%, 10/2/08(a)	7,185,000
6,950,000	Du Page & Will Counties, IL, Community School District No. 204,
	Indian Prairie Community School District, GO, 5.000% due 12/30/08	7,017,231
14,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
	LOC-Fifth Third Bank, 8.000%, 10/2/08(a)	14,715,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 11

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Illinois — 5.6% continued
$1,000,000	Illinois Development Finance Authority, PCR, Amoco Oil Co. Project,
	4.250%, 10/1/08(a)	$1,000,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 7.530%, 10/1/08(a)	2,000,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 7.500%, 10/2/08(a)(b)	5,000,000
2,000,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 7.500%, 10/2/08(a)(b)	2,000,000
3,040,000	Six West Hubbard Street, LOC-LaSalle Bank, 2.200%, 10/1/08(a)(b)	3,040,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank,
	7.250%, 10/2/08(a)	4,500,000
3,940,000	Xavier University Project, LOC-LaSalle Bank, 7.250%, 10/2/08(a)	3,940,000
	Illinois Finance Authority Revenue:
27,595,000	Alexian Brothers Health Systems, FSA, SPA-Harris Bank,
	9.200%, 10/2/08(a)	27,595,000
1,700,000	Central Dupage Health, SPA-JPMorgan Chase, 4.500%, 10/1/08(a)	1,700,000
8,000,000	Chicago Symphony Orchestra, LOC-RBS Citizens NA, 6.500%, 10/2/08(a)	8,000,000
7,300,000	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase,
	7.250%, 10/2/08(a)	7,300,000
15,000,000	Delnor Community Hospital, LOC-Fifth Third Bank, 6.500%, 10/2/08(a)	15,000,000
7,500,000	Educational Facility de Salle Project, LOC-Fifth Third Bank,
	8.210%, 10/3/08(a)	7,500,000
7,320,000	GO, Latin School Project, LOC-JPMorgan Chase, 7.950%, 10/2/08(a)	7,320,000
9,000,000	Illinois College, LOC-U.S. Bank, 8.000%, 10/2/08(a)	9,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Co.,
	7.510%, 10/1/08(a)	4,000,000
24,070,000	Landing at Plymouth Place, LOC-LaSalle Bank, 8.000%, 10/2/08(a)	24,070,000
12,500,000	Monarch Landing Inc., LOC-Fifth Third Bank, 9.000%, 10/2/08(a)	12,500,000
7,000,000	Northwestern Memorial Hospital, 7.900%, 10/2/08(a)	7,000,000
17,160,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 9.750%, 10/1/08(a)	17,160,000
6,960,000	Smith Village Project, LOC-LaSalle Bank, 8.020%, 10/2/08(a)	6,960,000
71,350,000	The Clare at Water Project, LOC-LaSalle Bank, 8.050%, 10/2/08(a)	71,350,000
4,605,000	Uhlich Children’s Advantage, LOC-JPMorgan Chase, 8.750%, 10/2/08(a)	4,605,000
5,050,000	Wesleyan University, LOC-Northern Trust Co., 6.500%, 10/2/08(a)	5,050,000
	YMCA Metropolitan Chicago Project:
8,300,000	LOC-Harris Bank, 7.950%, 10/1/08(a)	8,300,000
9,500,000	LOC-Harris Trust & Savings Bank, 7.950%, 10/1/08(a)	9,500,000
	Illinois Health Facilities Authority:
8,195,000	Blessing Hospital, SPA-Bank One Illinois N.A., FSA, 7.250%, 10/2/08(a)	8,195,000
10,795,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 8.100%, 10/2/08(a)	10,795,000
7,175,000	Rosalind Franklin University of Medicine & Sciences, LOC-Bank One,
	7.950%, 10/1/08(a)	7,175,000
1,150,000	Swedish Covenant Hospital, LOC-LaSalle Bank, 9.650%, 10/1/08(a)	1,150,000
6,600,000	Illinois Health Facilities Authority Revenue, LOC-Bank One Illinois N.A.,
	7.950%, 10/1/08(a)	6,600,000
1,700,000	Illinois Housing Development Authority Revenue, Homeowner Mortgage,
	SPA-State Street Bank & Trust Co., 7.750%, 10/1/08(a)(b)	1,700,000

See Notes to Financial Statements.

12 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Illinois — 5.6% continued
$2,950,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies,
	LOC-LaSalle Bank N.A., 7.500%, 10/2/08(a)(b)	$2,950,000
3,300,000	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank,
	10.000%, 10/1/08(a)(b)	3,300,000
10,800,000	Oak Forest Illinois Revenue, Weekly Mode-Homewood Pool,
	LOC-Fifth Third Bank, 8.000%, 10/3/08(a)	10,800,000
1,040,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle National Bank,
	7.500%, 10/2/08(a)(b)	1,040,000
4,725,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank,
	7.500%, 10/2/08(a)(b)	4,725,000
60,000	Romeoville, IL, Revenue, Refunding, Lewis University,
	LOC-JPMorgan Chase, 4.250%, 10/1/08(a)	60,000

	Total Illinois	522,820,336

	Indiana — 2.1%
4,115,000	Clarksville, IN, Revenue, Retirement Housing Foundation,
	LOC-KBC Bank NV, 8.000%, 10/2/08(a)	4,115,000
7,550,000	Dearborn County, IN, EDR, Dearborn County Hospital Project,
	LOC-JPMorgan Chase, 8.040%, 10/3/08(a)	7,550,000
	Indiana Finance Authority Health System Revenue, Sisters St Francis,
	LOC-JPMorgan Chase:
5,000,000	7.900%, 10/2/08(a)	5,000,000
10,000,000	8.750%, 10/2/08(a)	10,000,000
15,000,000	Indiana Finance Authority Hospital Revenue, Clarian Health Partners Inc.,
	LOC-Branch Banking & Trust, 8.000%, 10/2/08(a)	15,000,000
3,200,000	Indiana Finance Authority Solid Waste Disposal Revenue, New Holland
	Dairy Leasing, LOC-LaSalle Bank N.A., 7.520%, 10/2/08(a)(b)	3,200,000
	Indiana Health & Educational Facilities Financing Authority Revenue:
	Clarian Health Partners Inc., LOC-Branch Banking & Trust:
8,980,000	7.880%, 10/1/08(a)	8,980,000
9,000,000	9.000%, 10/1/08(a)	9,000,000
6,920,000	Refunding, Community Village Hartsfield, LOC-Harris N.A.,
	8.000%, 10/2/08(a)	6,920,000
10,945,000	Union Hospital Inc., LOC-Fifth Third Bank, 8.000%, 10/3/08(a)	10,945,000
	Indiana Health Facilities Financing Authority:
2,100,000	Hospital Revenue Deaconess Hospital Inc., LOC-Fifth Third Bank,
	7.930%, 10/1/08(a)	2,100,000
800,000	Revenue, Community Health Network Project, LOC-Fifth Third Bank,
	10.000%, 10/2/08(a)	800,000
8,700,000	Indiana Health Facilities Financing Authority Revenue, Franciscan
	Eldercare Project, LOC-LaSalle Bank, 8.000%, 10/2/08(a)	8,700,000
7,585,000	Indiana State Development Finance Authority Revenue, Educational
	Facilities, Heritage School Project, LOC-Keybank N.A., 8.530%, 10/1/08(a)	7,585,000
	Indiana State Finance Authority Revenue:
22,500,000	Lease Appropriation, 7.900%, 10/2/08(a)	22,500,000
33,000,000	Lease Appropriation, SPA-Dexia Credit Local, Bank of New York,
	RBS Citizens, 7.900%, 10/2/08(a)	33,000,000
10,000,000	Lease Appropriation, SPA-RBS Citizens N.A., Bank of New York Mellon,
	JPMorgan Chase Bank, 6.500%, 10/2/08(a)	10,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 13

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Indiana — 2.1% continued
$3,000,000	Indiana State Housing & CDA, Single Family Mortgage Revenue,
	Mortgage, LOC-Depfa Bank PLC, 8.100%, 10/2/08(a)(b)	$3,000,000
	Lawrenceburg, IN, PCR, Indiana Michigan Power Co.:
6,500,000	LOC-JPMorgan Chase, 8.250%, 10/2/08(a)	6,500,000
8,800,000	LOC-Royal Bank of Scotland, 7.750%, 10/2/08(a)	8,800,000
	Purdue University Revenue:
7,900,000	Student Facilities Systems, 8.250%, 10/1/08(a)	7,900,000
5,150,000	Student Fee, 7.750%, 10/1/08(a)	5,150,000

	Total Indiana	196,745,000

	Iowa — 1.2%
865,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center,
	LOC-U.S. Bank NA, 6.000%, 10/1/08(a)	865,000
	Iowa Finance Authority:
	Health Facilities Revenue:
14,000,000	Iowa Health Systems, LIQ-Landesbank Baden Wuerttemburg,
	8.000%, 10/1/08(a)	14,000,000
9,100,000	Iowa Health, LIQ-U.S. Bank N.A., 7.950%, 10/1/08(a)	9,100,000
7,000,000	MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.,
	8.290%, 10/2/08(a)(b)	7,000,000
	MFH, SPA-Dexia Credit Local:
7,300,000	8.170%, 10/2/08(a)(b)	7,300,000
6,500,000	8.170%, 10/2/08(a)(b)	6,500,000
34,500,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase, Northern Trust, 9.000%, 10/2/08(a)	34,500,000
5,000,000	Single Family Mortgage Bonds, SPA-Depfa Bank PLC,
	8.050%, 10/2/08(a)(b)	5,000,000
6,000,000	Wesley Retirement Services Inc. Project, LOC-Wells Fargo Bank,
	8.000%, 10/2/08(a)	6,000,000
21,000,000	Iowa State School Cash Anticipation Program, Iowa School Corps, FSA,
	3.750% due 1/23/09	21,094,994

	Total Iowa	111,359,994

	Kansas — 0.8%
	Kansas State Department of Transportation Highway Revenue:
1,325,000	8.700%, 10/1/08(a)	1,325,000
46,405,000	LIQ-Dexia Credit Local, 8.700%, 10/1/08(a)	46,405,000
13,000,000	SPA-Wachovia Bank N.A., 8.500%, 10/2/08(a)	13,000,000
6,370,000	Kansas State Development Finance Authority, Hospital Revenue,
	Adventist Health, Sunbelt, LOC-SunTrust Bank, 8.250%, 10/2/08(a)	6,370,000
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
	Apartments Project, FHLMC, LIQ-FHLMC, 8.250%, 10/2/08(a)	4,500,000

	Total Kansas	71,600,000

	Kentucky — 1.0%
8,415,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project,
	LOC-Branch Banking & Trust, 8.250%, 10/2/08(a)(b)	8,415,000
6,515,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Fifth Third Bank, 8.250%, 10/2/08(a)	6,515,000

See Notes to Financial Statements.

14 |  Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Kentucky — 1.0% continued
$8,750,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of
	Counties Leasing Trust, LOC-U.S. Bank N.A., 9.650%, 10/1/08(a)	$8,750,000
7,700,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, LOC-Bank of America N.A., 8.090%, 10/1/08(a)(b)	7,700,000
17,000,000	County of Allen, KY, Revenue, Camp Courageous Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	17,000,000
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	8.350%, 10/1/08(a)	8,000,000
3,000,000	Kentucky Economic Development Finance Authority, Industrial Building
	Revenue, Republic Services Inc. Project, LOC-Bank of America N.A.,
	8.480%, 10/2/08(a)(b)	3,000,000
	Kentucky Housing Corp., Housing Revenue:
14,500,000	10.000%, 10/1/08(a)(b)	14,500,000
	SPA-Kentucky Housing Corp.:
2,000,000	10.000%, 10/1/08(a)(b)	2,000,000
3,285,000	10.000%, 10/2/08(a)(b)	3,285,000
18,800,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer &
	Drain Systems, FSA, SPA-Bank One Kentucky N.A., 8.050%, 10/1/08(a)	18,800,000

	Total Kentucky	97,965,000

	Louisiana — 1.1%
20,000,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	20,000,000
4,000,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
	WPT Corp. Project, LOC-Bank of America, 8.230%, 10/1/08(a)(b)	4,000,000
11,520,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Refunding, Healthcare Facilities Baton, LOC-LaSalle Bank,
	8.010%, 10/2/08(a)	11,520,000
21,000,000	Louisiana PFA Hospital Revenue, Franciscan Missionaries,
	LOC-Allied Irish Banks PLC, 9.000%, 10/2/08(a)	21,000,000
	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
18,205,000	LOC-JPMorgan Chase, 7.900%, 10/1/08(a)	18,205,000
27,020,000	Refunding, Loop LLC Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	27,020,000

	Total Louisiana	101,745,000

	Maine — 0.2%
2,670,000	Auburn, ME, Revenue Obligation Securities, Morin Brick Co. Project,
	LOC-Bank of America, 7.500%, 10/2/08(a)(b)	2,670,000
1,250,000	Gorham, ME, Revenue Obligation Securities, Montalvo Properties
	LLC Project, LOC-SunTrust Bank, 7.550%, 10/1/08(a)(b)	1,250,000
15,000,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 7.750%, 10/2/08(a)	15,000,000

	Total Maine	18,920,000

	Maryland — 4.9%
	Baltimore County, MD:
49,100,000	1.750% due 12/4/08	49,100,000
3,020,000	EDR, Republic Services Inc. Project, LOC-Bank of America,
	7.500%, 10/2/08(a)(b)	3,020,000
27,200,000	TECP, 1.570% due 2/10/09	27,200,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 15

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 4.9% continued
$3,700,000	Baltimore, MD, IDA, Baltimore Capital Acquisition,
	LOC-Bayerische Landesbank, 7.970%, 10/1/08(a)	$3,700,000
7,000,000	Chestertown, MD, Economic Development Project Revenue,
	Washington College, LOC-RBS Citizens N.A., 8.500%, 10/2/08(a)	7,000,000
	Howard County, MD:
21,500,000	1.700% due 10/8/08	21,500,000
8,000,000	TECP, 1.850% due 12/10/08	8,000,000
7,850,000	Maryland CDA, Department of Housing & Community,
	SPA-Lloyds Bank PLC, 8.100%, 10/2/08(a)(b)	7,850,000
	Maryland Health & Higher EFA Revenue:
13,900,000	1.650% due 12/2/08	13,900,000
2,625,000	Gaudenzia Foundation, LOC-PNC Bank, 7.940%, 10/3/08(a)	2,625,000
535,000	University of Maryland Medical System, LOC-Bank of America N.A.,
	7.200%, 10/2/08(a)	535,000
	Maryland Health & Higher EFA, TECP:
7,613,000	1.600% due 11/10/08	7,613,000
21,216,000	1.580% due 11/13/08	21,216,000
22,765,000	1.550% due 12/11/08	22,765,000
1,530,000	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	1,530,000
	Maryland State Economic Development Corp.:
	EDR:
1,795,000	Academy of Sciences Project, LOC-Bank of America N.A.,
	7.250%, 10/2/08(a)	1,795,000
2,650,000	Catholic Relief Services Facility, LOC-Bank of America N.A.,
	7.250%, 10/2/08(a)	2,650,000
	Revenue:
850,000	Goodwill Industries International Inc., LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	850,000
5,600,000	Your Public Radio Corp. Project, LOC-PNC Bank,
	7.940%, 10/3/08(a)	5,600,000
	Maryland State Health & Higher EFA Revenue:
2,500,000	Annapolis Life Care, LOC-Citizens Bank of Pennsylvania,
	7.500%, 10/2/08(a)	2,500,000
21,900,000	Charlestown Community, LOC-Bank of America, 8.500%, 10/1/08(a)	21,900,000
14,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust,
	8.000%, 10/1/08(a)	14,000,000
500,000	Gilman School, LOC-SunTrust Bank, 7.850%, 10/1/08(a)	500,000
19,865,000	Holton-Arms School, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	19,865,000
	John Hopkins University, TECP:
1,000,000	Loyola College Maryland, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	1,000,000
9,120,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	9,120,000
2,000,000	Keswick Multi-Care Center, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	2,000,000
4,200,000	Landon School Issue, LOC-SunTrust Bank, 7.850%, 10/1/08(a)	4,200,000
	University of Maryland Medical System:
7,000,000	LOC-Citizens Bank of Pennsylvania, 7.930%, 10/2/08(a)	7,000,000
5,000,000	LOC-PNC Bank N.A., 7.940%, 10/3/08(a)	5,000,000

See Notes to Financial Statements.

16 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 4.9% continued
$2,900,000	Maryland State Stadium Authority Lease Revenue, Refunding-Baltimore
	Convention, SPA-Bank of New York, 8.050%, 10/2/08(a)	$2,900,000
	Maryland State Stadium Authority Sports Facilities Lease:
70,165,000	LIQ-Bank of America, 8.450%, 10/1/08(a)(b)	70,165,000
2,840,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,
	8.050%, 10/2/08(a)	2,840,000
	Montgomery County, MD:
5,570,000	EDR, Georgetown Preparatory School, LOC-Bank of America N.A.,
	7.250%, 10/2/08(a)	5,570,000
5,800,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local,
	7.000%, 10/1/08(a)	5,800,000
	Housing Opportunities Commission:
15,635,000	MFH Revenue, Housing Development, SPA-Depfa Bank PLC,
	9.250%, 10/1/08(a)	15,635,000
7,875,000	Multi-Family Revenue, Housing Development, GNMA/FNMA/FHLMC,
	SPA-Depfa Bank PLC, 10.600%, 10/1/08(a)(b)	7,875,000
1,000,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	1,000,000
	Prince Georges County, MD:
13,900,000	MFH, Allentowne Apartments Project, LOC-Wachovia Bank,
	8.750%, 10/2/08(a)(b)	13,900,000
18,660,000	Revenue, Refunding, Collington Episcopal Life Care Community Inc.,
	LOC-LaSalle Bank N.A., 8.000%, 10/2/08(a)	18,660,000
10,000,000	Washington Suburban Sanitation District, MD, GO, BAN,
	SPA-Landesbank Hessen-Thuringen, 7.750%, 10/1/08(a)	10,000,000
4,900,000	Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc.
	Project, LOC-Bank of America N.A., 7.500%, 10/2/08(a)(b)	4,900,000

	Total Maryland	454,779,000

	Massachusetts — 5.3%
15,100,000	Massachusetts State, GO, Refunding, SPA-Landesbank
	Hessen-Thuringen and Bayerische Landesbank, 6.400%, 10/2/08(a)	15,100,000
	Massachusetts Health & Education University Revenue:
16,900,000	1.600% due 11/6/08	16,900,000
50,000,000	TECP, 1.550% due 12/4/08	50,000,000
3,350,000	Massachusetts HEFA, Revenue, Pool Loan Program, LOC-Citizens
	Bank, 9.000%, 10/2/08(a)	3,350,000
	Massachusetts School Building Authority, TECP:
45,500,000	1.550% due 11/13/08	45,500,000
38,500,000	1.820% due 12/10/08	38,500,000
	Massachusetts State DFA Revenue:
	Boston University:
13,500,000	LOC-Bank of Nova Scotia, 8.750%, 10/2/08(a)	13,500,000
5,000,000	LOC-BNP Paribas, 7.750%, 10/2/08(a)	5,000,000
5,000,000	Clark University, LOC-TD Banknorth N.A., 7.500%, 10/1/08(a)	5,000,000
	Harvard University:
46,700,000	6.400%, 10/2/08(a)	46,700,000
700,000	7.450%, 10/2/08(a)	700,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 17

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 5.3% continued
$5,555,000	Refunding, Wentworth Institute of Technology, LOC-JPMorgan Chase,
	8.320%, 10/2/08(a)	$5,555,000
6,742,000	Smith College Project, 6.400%, 10/2/08(a)	6,742,000
3,500,000	St. Mark’s School, LOC-Bank of America, 7.960%, 10/2/08(a)	3,500,000
	Massachusetts State DFA, Revenue:
10,000,000	Boston University, LOC-Bank of Nova Scotia, 7.750%, 10/2/08(a)	10,000,000
3,915,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 7.950%, 10/2/08(a)	3,915,000
1,000,000	Chestnut Hill School, LOC-Citizens Bank, 9.350%, 10/1/08(a)	1,000,000
1,600,000	Community Resources For Justice, LOC-Citizens Bank of MA,
	8.000%, 10/2/08(a)	1,600,000
5,995,000	Lasell College, LOC-Citizens Bank of MA, 8.000%, 10/2/08(a)	5,995,000
	Massachusetts State HEFA:
	Amherst College:
11,780,000	8.000%, 10/2/08(a)	11,780,000
2,000,000	8.000%, 10/2/08(a)	2,000,000
200,000	Bentley College, LOC-Bank of America, 7.700%, 10/1/08(a)	200,000
5,000,000	Harvard University, 7.670%, 10/2/08(a)	5,000,000
14,905,000	Pool Loan Program, LOC-Citizens Bank, 9.000%, 10/2/08(a)	14,905,000
1,250,000	Revenue, Williams College, 6.400%, 10/2/08(a)	1,250,000
7,350,000	Suffolk University, LOC-JPMorgan Chase, 8.300%, 10/2/08(a)	7,350,000
3,350,000	Williams College, 7.300%, 10/1/08(a)	3,350,000
	Massachusetts State HEFA Revenue:
3,300,000	Capital Asset Program, LOC-Citizens Bank of MA, 9.000%, 10/2/08(a)	3,300,000
2,000,000	Dana-Farber Cancer Institution, LOC-Bank of America N.A.,
	7.750%, 10/2/08(a)	2,000,000
15,655,000	Harvard University, 6.400%, 10/2/08(a)	15,655,000
	Massachusetts State HEFA, Revenue:
9,600,000	Boston University, 9.250%, 10/1/08(a)	9,600,000
	Capital Asset Program:
9,070,000	LOC-Bank of America, 9.000%, 10/2/08(a)	9,070,000
5,250,000	LOC-Bank of MA, 9.000%, 10/2/08(a)	5,250,000
7,135,000	LOC-Citizens Bank, 9.000%, 10/2/08(a)	7,135,000
2,035,000	Hallmark Health System, FSA, SPA-Bank of America, 7.900%, 10/2/08(a)	2,035,000
4,000,000	Partners Healthcare Systems, 7.750%, 10/2/08(a)	4,000,000
19,990,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds
	TSB Bank PLC, 7.750%, 10/2/08(a)(b)	19,990,000
2,700,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
	SPA-Bank of America, 7.880%, 10/1/08(a)	2,700,000
	Massachusetts State Water Resources Authority:
3,300,000	Multi-Modal, LOC-Helaba, 7.500%, 10/1/08(a)	3,300,000
68,600,000	SPA-Bayerische Landesbank, 7.850%, 10/1/08(a)	68,600,000
5,235,000	Massachusetts State, GO, Refunding, FSA, 5.250% due 1/1/09	5,284,538
11,364,500	New Bedford, MA, GO, BAN, 2.500% due 2/13/09	11,426,711

	Total Massachusetts	493,738,249

	Michigan — 1.3%
5,300,000	Detroit, MI, Sewer Disposal Revenue, Refunding, FSA, LIQ-Dexia Credit
	Local, 8.250%, 10/2/08(a)	5,300,000

See Notes to Financial Statements.

18 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Michigan — 1.3% continued
$6,030,000	Kent Hospital Finance Authority, MI, Michigan Limited Obligation
	Revenue, Pine Rest Christian Health, LOC-Fifth Third Bank,
	8.000%, 10/3/08(a)	$6,030,000
3,600,000	Michigan Higher EFA, Refunding, Limited Obligation Calvin,
	LOC-JPMorgan Chase, 8.040%, 10/3/08(a)	3,600,000
610,000	Michigan State HDA, FSA, LIQ-Dexia Credit Local, 10.500%, 10/1/08(a)(b)	610,000
7,000,000	Michigan State Hospital Finance Authority Revenue, Ltd. Obligation
	Radiation, LOC-Fifth Third Bank, 8.000%, 10/3/08(a)	7,000,000
5,200,000	Michigan State Housing Development Authority Ltd. Obligation Revenue,
	Jas Nonprofit Housing Corp. VI, LOC-Bank One Michigan,
	7.950%, 10/2/08(a)	5,200,000
4,400,000	Michigan State Strategic Fund Limited Obligation Revenue, Detroit
	Edison Co. Project, LOC-KeyBank N.A., 9.000%, 10/1/08(a)	4,400,000
5,800,000	Michigan State Strategic Fund, Limited Obligation Revenue, Transnav
	Technologies Inc., LOC-LaSalle Bank Midwest, 7.520%, 10/2/08(a)(b)	5,800,000
2,945,000	Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen,
	7.820%, 10/1/08(a)	2,945,000
5,000,000	Michigan State, HDA, SPA-Depfa Bank PLC, 7.750%, 10/1/08(a)	5,000,000
10,800,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC,
	7.750%, 10/1/08(a)	10,800,000
5,635,000	Southfield, MI, Economic Development, Lawrence Tech University Project,
	LOC-JPMorgan Chase, 7.950%, 10/1/08(a)	5,635,000
4,400,000	University of Michigan, Hospital, 6.500%, 10/2/08(a)	4,400,000
	University of Michigan Revenue:
5,500,000	3.750%, 10/1/08(a)	5,500,000
6,900,000	Hospital, 7.750%, 10/2/08(a)	6,900,000
45,850,000	Western Michigan University Revenue, FSA, SPA-Dexia Credit Local,
	7.750%, 10/1/08(a)	45,850,000

	Total Michigan	124,970,000

	Minnesota — 1.7%
18,500,000	Duluth, MN, GO, Aid Anticipation CTFS Indebtedness, 2.500%
	due 12/31/08	18,568,622
8,790,000	Minnesota HEFA Revenue, MN, Carleton College, SPA-Wells Fargo Bank,
	6.500%, 10/2/08(a)	8,790,000
	Minnesota Housing Finance Agency:
44,645,000	Residential Housing Finance, SPA-Lloyds TSB Bank,
	8.070%, 10/2/08(a)(b)	44,645,000
6,855,000	Residential Housing, SPA-Lloyds TSB Bank, 8.070%, 10/2/08(a)(b)	6,855,000
28,880,000	Minnesota State Housing Finance Agency, Residential Housing, GO of
	Agency SPA-Lloyds TSB Bank PLC, 8.150%, 10/2/08(a)(b)	28,880,000
6,200,000	Minnesota State, GO, 5.000% due 11/1/08	6,212,615
16,350,000	Regents of The University, 1.650% due 10/15/08	16,350,000
6,100,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC, 8.000%, 10/2/08(a)	6,100,000
	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic:
6,250,000	SPA-Northern Trust Co., 8.250%, 10/1/08(a)	6,250,000
10,000,000	SPA-Wells Fargo Bank N.A., 8.250%, 10/1/08(a)	10,000,000
7,780,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems,
	SPA-JPMorgan Chase, 7.980%, 10/2/08(a)	7,780,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 19

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Minnesota — 1.7% continued
$1,960,000	University of Minnesota, SPA-Landesbank Hessen-Thuringen,
	7.750%, 10/1/08(a)	$1,960,000

	Total Minnesota	162,391,237

	Mississippi — 0.8%
	Mississippi Business Finance Corp.:
	Gulf Opportunity Zone:
6,650,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	6,650,000
33,750,000	SG Resources Mississippi LLC Project, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	33,750,000
1,000,000	IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.,
	7.500%, 10/2/08(a)(b)	1,000,000
28,000,000	Mississippi Development Bank, Special Obligation, Harrison, FSA,
	SPA-Dexia Credit Local, 7.250%, 10/2/08(a)	28,000,000
	Mississippi State, GO:
2,880,000	Capital Imports Issue, 6.000% due 11/1/08	2,891,875
4,000,000	Refunding, 5.900% due 11/15/08	4,023,467

	Total Mississippi	76,315,342

	Missouri — 0.1%
6,800,000	Florissant, MO, IDA Revenue, Retirement Housing Foundation,
	LOC-KBC Bank NV, 8.000%, 10/2/08(a)	6,800,000
5,050,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman,
	6.250%, 10/1/08(a)	5,050,000
560,000	Missouri State HEFA, Revenue, St. Francis Medical Center,
	LOC-Bank of America N.A., 6.280%, 10/1/08(a)	560,000
1,200,000	Missouri State Highways & Transit Commission, State Road Revenue,
	Multi-Modal, Third Lien, LOC-State Street Bank & Trust, 8.700%, 10/1/08(a)	1,200,000

	Total Missouri	13,610,000

	Montana — 0.2%
15,200,000	Montana Facility Finance Authority Revenue, Sisters of Charity of
	Leavenworth Health System SPA-JPMorgan Chase, 7.910%, 10/1/08(a)	15,200,000

	Nebraska — 0.9%
	American Public Energy Agency, NE, Gas Supply Revenue:
5,345,000	National Public Gas Agency Project, SPA-Societe Generale,
	7.250%, 10/2/08(a)	5,345,000
3,892,000	National Public Gas Agency, SPA-Societe Generale, 6.500%, 10/2/08(a)	3,892,000
6,039,000	SPA-Societe Generale, 7.250%, 10/2/08(a)	6,039,000
8,100,000	Nebraska Elementary & Secondary School Finance Authority, Education
	Facilities Revenue, Lutheran School Project Fund, LOC-Fifth Third Bank,
	5.550%, 10/1/08(a)	8,100,000
47,900,000	Nebraska Public Power District, TECP, 1.600% due 11/12/08	47,900,000
10,000,000	Scotts Bluff County, NE, Hospital Authority, Revenue, Refunding,
	Regional West Medical Center, LOC-Keybank N.A., 8.050%, 10/2/08(a)	10,000,000

	Total Nebraska	81,276,000

See Notes to Financial Statements.

20 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Nevada — 1.8%
	Carson City, NV, Hospital Revenue:
$9,100,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank,
	8.000%, 10/2/08(a)	$9,100,000
29,275,000	Tahoe Hospital Project, LOC-U.S. Bank, 8.000%, 10/2/08(a)	29,275,000
	Clark County, NV:
6,500,000	Airport Revenue, LOC-Landesbank Baden-Wurttemberg,
	7.930%, 10/1/08(a)	6,500,000
7,000,000	TECP, 1.800% due 2/3/09	7,000,000
21,500,000	Director State of Nevada, Department of Business & Industry PCR,
	Barrick Goldstrike Mines, LOC-Royal Bank of Canada,
	8.200%, 10/1/08(a)(b)	21,500,000
	Las Vegas Valley Water District, TECP:
23,700,000	1.800% due 2/3/09	23,700,000
30,000,000	1.680% due 3/3/09	30,000,000
	Las Vegas Valley, NV, Water District:
8,500,000	1.720% due 10/1/08	8,500,000
3,000,000	GO, Water Improvement, SPA-Dexia Credit Local, 6.250%, 10/1/08(a)	3,000,000
5,700,000	Nevada Housing Division, Multi-Family Unit Housing, Mesquite
	Apartments B, 8.200%, 10/1/08(a)(b)	5,700,000
	Tuckee Meadows, NV, Water Authority:
7,157,000	1.650% due 10/7/08	7,157,000
10,250,000	1.850% due 3/2/09	10,250,000
5,950,000	Tuckee Meadows, NV, Water Authority, TECP, 1.800% due 2/3/09	5,950,000

	Total Nevada	167,632,000

	New Hampshire — 0.6%
	New Hampshire HEFA Revenue:
12,195,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
	8.050%, 10/2/08(a)	12,195,000
25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase, 8.220%, 10/2/08(a)	25,000,000
	New Hampshire State Business Finance Authority:
14,000,000	Lonza Biologics Inc., LOC-Deutsche Bank, 8.750%, 10/2/08(a)(b)	14,000,000
1,600,000	Luminescent Systems Inc., LOC-HSBC Holding PLC,
	8.900%, 10/1/08(a)(b)	1,600,000

	Total New Hampshire	52,795,000

	New Jersey — 1.2%
9,000,000	Delaware River Port Authority of Pennsylvania & New Jersey, Revenue,
	LOC-TD Banknorth N.A., 8.010%, 10/2/08(a)	9,000,000
8,666,000	Millburn Township, NJ, GO, TECP, BAN, 2.500% due 2/10/09	8,690,529
15,247,000	Montclair Township, NJ, BAN, 3.750% due 12/19/08	15,274,489
4,905,000	New Jersey Building Authority, State Building Revenue,
	LOC-Bank of New York, 7.750%, 10/1/08(a)	4,905,000
2,305,000	New Jersey EDA Revenue, Refunding, Senior Mortgage Arbor Glen,
	LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC, 9.250%, 10/1/08(a)	2,305,000
400,000	New Jersey Health Care Facilities Financing Authority Revenue,
	Meridian Health Systems, LOC-JPMorgan Chase, 7.850%, 10/2/08(a)	400,000
	New Jersey State Turnpike Authority Revenue, FSA, SPA-Dexia Credit Local:
800,000	8.000%, 10/1/08(a)	800,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 21

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 1.2% continued
$100,000	8.000%, 10/1/08(a)	$100,000
66,566,000	Newark, NJ, GO, BAN, 3.000% due 1/23/09	66,677,229

	Total New Jersey	108,152,247

	New Mexico — 0.5%
10,465,000	Alamogordo, NM, Hospital Revenue, Refunding & Improvement,
	Gerald Regional, LOC-Bank of America N.A., 7.250%, 10/2/08(a)	10,465,000
7,000,000	New Mexico Educational Assistance Foundation, Education Loan,
	4.950% due 3/1/09 (b)	7,094,633
	New Mexico Finance Authority, State Transportation Revenue:
10,300,000	LOC-State Street Bank & Trust Co., 8.000%, 10/2/08(a)	10,300,000
20,000,000	LOC-UBS AG, 7.500%, 10/2/08(a)	20,000,000
3,355,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	Refunding, Presbyterian Healthcare B, FSA, SPA-Citibank N.A.,
	8.300%, 10/1/08(a)	3,355,000

	Total New Mexico	51,214,633

	New York — 1.6%
6,600,000	MTA, NY, Revenue, Dedicated Tax, FSA, SPA-Dexia Credit Local,
	6.500%, 10/2/08(a)	6,600,000
	New York City, NY, GO:
1,000,000	LIQ FAC-Depfa Bank PLC, 9.000%, 10/1/08(a)	1,000,000
1,700,000	LOC-Landesbank Hessen-Thuringen, 5.000%, 10/1/08(a)	1,700,000
	Subordinated:
13,600,000	LOC-Bank of New York, 8.250%, 10/1/08(a)	13,600,000
6,595,000	LOC-Bank of Nova Scotia, 8.150%, 10/1/08(a)	6,595,000
9,000,000	LOC-Royal Bank of Scotland, 8.250%, 10/2/08(a)	9,000,000
	New York City, NY:
1,900,000	Municipal Water Finance Authority, Water & Sewer Revenue,
	SPA-JPMorgan Chase, 7.700%, 10/2/08(a)	1,900,000
4,550,000	TFA, Future Tax Secured, Revenue, SPA-Dexia Credit Local, 9.000%,
	10/1/08(a)	4,550,000
4,400,000	MFA Water & Sewer System Revenue, Second General Resolution,
	Fiscal 2008, SPA-Fortis Bank SA, 7.150%, 10/2/08(a)	4,400,000
	Municipal Water Finance Authority:
17,500,000	SPA-Dexia Credit Local, 7.850%, 10/2/08(a)	17,500,000
2,000,000	Water & Sewer System Revenue, Subordinated,
	SPA-Dexia Credit Local, 8.500%, 10/2/08(a)	2,000,000
35,000,000	TECP, 1.550% due 10/2/08	35,000,000
14,200,000	New York State Dormitory Authority Revenue, Non-State Supported Debt,
	University of Rochester, LOC-JPMorgan Chase Bank, 8.000%, 10/1/08(a)	14,200,000
200,000	New York State HFA, Historic Front Street, LOC-Bank of New York,
	7.780%, 10/1/08(a)	200,000
8,000,000	New York State Housing Finance Agency, Brook Avenue Apartments,
	LOC-Bank of America N.A., 8.080%, 10/1/08(a)(b)	8,000,000
13,000,000	New York State Power Authority, 1.620% due 10/7/08	13,000,000
1,200,000	New York State Urban Development Corp., SVC Contract,
	LOC-TD Banknorth N.A., 7.850%, 10/2/08(a)	1,200,000

See Notes to Financial Statements.

22 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	New York — 1.6% continued
$9,200,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding,
	Subordinated, SPA-Landesbank Baden-Wurttemberg, 8.250%, 10/2/08(a)	$9,200,000

	Total New York	149,645,000

	North Carolina — 2.1%
	Board of Governors University:
28,100,000	1.650% due 10/7/08	28,100,000
15,187,000	1.620% due 11/6/08	15,187,000
2,180,000	Charlotte, NC, COP, Governmental Facilities, SPA-Bank of America N.A.,
	7.250%, 10/2/08(a)	2,180,000
7,700,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing
	Authority Revenue, Ltd. Obligation, Industrial Silvio Property,
	LOC-Fifth Third Bank, 8.020%, 10/3/08(a)(b)	7,700,000
19,055,000	Guilford County, NC, GO, SPA-Dexia Credit Local, 7.250%, 10/2/08(a)	19,055,000
1,775,000	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen,
	7.480%, 10/2/08(a)	1,775,000
255,000	New Hanover County, NC, Hospital Revenue, Refunding, New Hanover
	Regional, FSA, SPA-Wachovia Bank, 8.500%, 10/1/08(a)	255,000
	North Carolina Capital Facilities Finance Agency,
	Educational Facilities Revenue:
2,500,000	Duke School For Children, LOC-Bank of America, 7.250%, 10/2/08(a)	2,500,000
4,500,000	High Point University Project, LOC-Branch Banking & Trust,
	8.050%, 10/2/08(a)	4,500,000
3,205,000	Mars Hill College, LOC-Wachovia Bank N.A., 7.500%, 10/2/08(a)	3,205,000
6,165,000	Shaw University, LOC-Bank of America, 7.250%, 10/2/08(a)	6,165,000
3,000,000	Summit School Inc. Project, LOC-Branch Banking and Trust,
	8.050%, 10/2/08(a)	3,000,000
5,215,000	North Carolina Capital Facilities Finance Agency Revenue,
	Elon University, LOC-Bank of America N.A., 7.500%, 10/1/08(a)	5,215,000
	North Carolina HFA:
8,400,000	Home Ownership, FSA, SPA-Bank of America, 7.750%, 10/1/08(a)(b)	8,400,000
1,500,000	Home Ownership, 1998 TR-19C, LIQ-Bank of America,
	7.750%, 10/1/08(a)(b)	1,500,000
5,625,000	North Carolina Housing Finance Agency, Home Ownership,
	LIQ-Bank of America N.A., 7.750%, 10/1/08(a)(b)	5,625,000
	North Carolina Medical Care Commission:
900,000	Health Care Facilities Revenue, Carol Woods Project, Radian,
	LOC-Branch Banking & Trust, 7.000%, 10/1/08(a)	900,000
500,000	Health Care Facilities Revenue, Novant Health Group,
	SPA-JPMorgan Chase, 7.500%, 10/1/08(a)	500,000
	North Carolina State, GO:
8,205,000	SPA-Bayerische Landesbank, 8.000%, 10/1/08(a)	8,205,000
4,300,000	SPA-Landesbank Baden-Wurttemberg, 8.000%, 10/1/08(a)	4,300,000
	Piedmont, NC, Triad Airport Authority, Revenue:
5,000,000	LOC-Branch Banking & Trust, 7.250%, 10/2/08(a)	5,000,000
5,330,000	Refunding, LOC-Branch Banking & Trust, 7.500%, 10/2/08(a)(b)	5,330,000
20,000,000	Raleigh Durham, NC, Airport Authority Airport Revenue,
	SPA-Bank of America N.A., 7.500%, 10/2/08(a)(b)	20,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 23

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	North Carolina — 2.1% continued
$3,000,000	Raleigh, NC, COP, Downtown Improvement Project, SPA-Depfa Bank PLC,
	7.910%, 10/1/08(a)	$3,000,000
2,600,000	Richmond County, NC, Industrial Facilities & PCFA Revenue, Ritz Craft
	Corp. Inc. Facility, LOC-PNC Bank N.A., 8.010%, 10/3/08(a)(b)	2,600,000
17,610,000	Union County, NC, GO, SPA-Depfa Bank PLC, 7.470%, 10/2/08(a)	17,610,000
3,310,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen,
	7.470%, 10/2/08(a)	3,310,000
14,235,000	Winston Salem, NC, COP, SPA-Dexia Credit Local, 7.470%, 10/2/08(a)	14,235,000

	Total North Carolina	199,352,000

	North Dakota — 0.2%
	North Dakota State Housing Finance Agency Revenue:
6,700,000	Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank,
	8.090%, 10/1/08(a)(b)	6,700,000
10,500,000	Housing Finance Program, Home Mortgage, SPA-KBC Bank,
	8.090%, 10/1/08(a)(b)	10,500,000

	Total North Dakota	17,200,000

	Ohio — 3.2%
14,000,000	Akron, Bath, and Copley, OH, Joint Township Hospital District Revenue,
	Hospital Facilities Akron General Health, LOC-JPMorgan Chase,
	9.650%, 10/1/08(a)	14,000,000
5,000,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare,
	LOC-Wachovia Bank N.A., 10.000%, 10/1/08(a)	5,000,000
8,265,000	American Municipal Power-Ohio Inc., Combustion Turbine Project,
	LOC-Keybank N.A., 8.000%, 10/2/08(a)	8,265,000
5,000,000	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project,
	SPA-JPMorgan Chase, 10.000%, 10/2/08(a)	5,000,000
5,500,000	Columbus, OH, 1.650% due 10/15/08	5,500,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives,
	SPA-Bank of New York, 8.000%, 10/1/08(a)	1,200,000
10,000,000	Hamilton County, OH, Hospital Facilities Revenue, Childrens Hospital
	Medical Center, 8.000%, 10/2/08(a)	10,000,000
4,025,000	Lakewood, OH, Educational Facilities Revenue, St. Edward High
	School Project, LOC-Fifth Third Bank, 10.000%, 10/2/08(a)	4,025,000
	Montgomery County, OH:
525,000	Hospital Revenue, Kettering Health, FSA, SPA-Dexia Credit Local,
	9.700%, 10/1/08(a)	525,000
50,000,000	Hospital Revenue, TECP, 1.600% due 10/6/08	50,000,000
	Revenue, Catholic Health Initiatives:
7,800,000	8.000%, 10/1/08(a)	7,800,000
5,530,000	7.880%, 10/1/08(a)	5,530,000
26,000,000	Revenue Bonds, TECP, 1.650% due 10/7/08	26,000,000
	Ohio Housing Finance Agency, Mortgage Revenue:
48,175,000	Residential Mortgage, GNMA/FNMA, SPA-KBC Bank N.V.,
	10.000%, 10/1/08(a)(b)	48,175,000
6,120,000	Residential Mortgage, SPA-FHLB, 10.000%, 10/1/08(a)(b)	6,120,000
3,400,000	Ohio State Building Authority, Refunding, State Facilities Administration
	Building Fund Project, FSA, 5.250% due 10/1/08	3,400,000

See Notes to Financial Statements.

24 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 3.2% continued
	Ohio State Higher Educational Facilities:
$7,295,000	Marietta College Project, LOC-JPMorgan Chase, 8.000%, 10/2/08(a)	$7,295,000
5,115,000	Pooled Financing Program, LOC-Fifth Third Bank, 8.000%, 10/2/08(a)	5,115,000
37,405,000	Ohio State Housing Finance Agency, Residential Mortgage Revenue,
	Mortgage Backed Securities, GNMA, FNMA, SPA-State Street
	Bank & Trust Co., 10.000%, 10/1/08(a)(b)	37,405,000
	Ohio State University:
400,000	General Receipts, 8.250%, 10/1/08(a)	400,000
7,070,000	TECP, 1.650% due 12/8/08	7,070,000
1,800,000	Ohio State Water Development Authority, Pollution Control Facilities
	Revenue, Firstenergy General Corp., LOC-Barclays Bank PLC,
	8.250%, 10/1/08(a)	1,800,000
7,000,000	Ohio State, Air Quality Development Authority Revenue, Pollution
	Control, LOC-Barclays Bank PLC, 6.500%, 10/2/08(a)(b)	7,000,000
	Ohio State, GO:
	Common Schools:
20,205,000	8.000%, 10/1/08(a)	20,205,000
4,680,000	8.250%, 10/1/08(a)	4,680,000
2,100,000	Refunding, 8.000%, 10/1/08(a)	2,100,000
7,105,000	Refunding, Infrastructure Improvement, 8.000%, 10/1/08(a)	7,105,000

	Total Ohio	300,715,000

	Oklahoma — 0.6%
	Oklahoma City, OK, Water Utilities, TECP:
1,000,000	1.570% due 10/6/08	1,000,000
4,000,000	1.600% due 10/8/08	4,000,000
	Oklahoma Development Finance Authority, Health System Revenue,
	Integris Baptist Medical Center, SPA-JPMorgan Chase:
16,820,000	7.950%, 10/2/08(a)	16,820,000
16,700,000	8.050%, 10/2/08(a)	16,700,000
14,900,000	Oklahoma State Turnpike Authority Revenue Refunding, SPA-Lloyd’s
	TSB Bank, Fortis Bank S.A. & Banco Bilbao Vizcaya Argentaria,
	7.860%, 10/2/08(a)	14,900,000

	Total Oklahoma	53,420,000

	Oregon — 2.5%
20,000,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen,
	5.875% due 1/1/09(c)(f)	20,532,804
7,000,000	Multnomah County, OR, Hospital Facilities Authority Revenue,
	Terwilliger Plaza Project, LOC-Bank of America N.A., 8.000%, 10/2/08(a)	7,000,000
	Oregon State Department of Transportation Highway User Tax Revenue,
	Subordinated Lien:
1,400,000	LIQ-Dexia Credit Local, 6.500%, 10/2/08(a)	1,400,000
135,000	LOC-Dexia Credit Local, 8.080%, 10/2/08(a)	135,000
1,400,000	SPA-Dexia Credit Local, 6.500%, 10/2/08(a)	1,400,000
	Oregon State Facilities Authority Revenue:
2,100,000	Episcopal School Projects, LOC-U.S. Bank, 8.300%, 10/2/08(a)	2,100,000
8,000,000	Peacehealth, LOC-Wells Fargo Bank N.A., 7.750%, 10/2/08(a)	8,000,000
20,610,000	Reed College Projects, SPA-Wells Fargo Bank N.A., 7.500%, 10/2/08(a)	20,610,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 25

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Oregon — 2.5% continued
	Oregon State GO:
$55,000,000	TAN, 3.000% due 6/30/09	$55,523,600
	Veterans Welfare, SPA-Dexia Credit Local:
8,700,000	7.830%, 10/1/08(a)	8,700,000
3,150,000	7.830%, 10/1/08(a)	3,150,000
	Oregon State Housing & Community Services:
	Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	8.110%, 10/1/08(a)(b)	5,000,000
5,000,000	8.180%, 10/2/08(a)(b)	5,000,000
10,500,000	Single-Family Mortgage, SPA-State Street Bank & Trust Co.,
	8.110%, 10/1/08(a)(b)	10,500,000
25,000,000	Oregon State, Housing & Community Services Department
	Mortgage Revenue, Single Family Mortgage Program,
	SPA-KBC Bank N.V., 10.100%, 10/2/08(a)(b)	25,000,000
41,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding,
	Portland Bulk Terminal, LOC-Canadian Imperial Bank,
	9.850%, 10/2/08(a)(b)	41,000,000
20,000,000	Salem, OR, Water & Sewer, TECP, 1.650% due 1/5/09	20,000,000

	Total Oregon	235,051,404

	Pennsylvania — 7.0%
	Allegheny County, PA:
	Higher Education Building Authority, University Revenue:
3,500,000	Carnegie Mellon University, SPA-Bank of New York,
	5.000%, 10/1/08(a)	3,500,000
1,600,000	Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen,
	5.000%, 10/1/08(a)	1,600,000
5,750,000	IDA, Little Sisters of the Poor, 8.250%, 10/2/08(a)	5,750,000
	Beaver County, PA:
20,200,000	FSA, SPA-Dexia Credit Local, 7.750%, 10/2/08(a)	20,200,000
9,200,000	IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank PLC,
	8.250%, 10/1/08(a)	9,200,000
4,570,000	Chartiers Valley, PA, Industrial & Commercial Development
	Authority Revenue, Refunding, Asbury Place, LOC-Fifth Third Bank,
	10.000%, 10/2/08(a)	4,570,000
	Cumberland County, PA, Municipal Authority Revenue:
11,500,000	Diakon Lutheran Social Ministries, Radian, LOC-Wachovia Bank N.A.,
	8.100%, 10/2/08(a)	11,500,000
10,000,000	Lutheran Services Northeast/Tressler Lutheran Services Obligated
	Group Project, Radian, LOC-Wachovia Bank N.A., 8.100%, 10/2/08(a)	10,000,000
19,000,000	Refunding, Asbury Obligated Group, LOC-KBC Bank N.V.,
	8.000%, 10/2/08(a)	19,000,000
12,750,000	Dauphin County, PA, General Authority, Health Systems Revenue,
	Pinnacle Health Hospitals Project, 8.050% due 10/1/08	12,750,000
15,110,000	Delaware Valley, PA, Regional Financial Authority, Local Government
	Revenue, LOC-Bayerische Landesbank, 8.700%, 10/1/08(a)	15,110,000
700,000	Emmaus, PA, General Authority Revenue, LOC-DEPFA Bank PLC,
	8.000%, 10/1/08(a)	700,000
7,395,000	Erie, PA, Water Authority Revenue, FSA, SPA-JPMorgan Chase, 8.300%,
	10/2/08(a)	7,395,000

See Notes to Financial Statements.

26 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 7.0% continued
$20,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 8.250%, 10/2/08(a)	$20,000,000
6,650,000	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia
	Bank NA, 8.250%, 10/2/08(a)	6,650,000
11,980,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia
	Credit Local, 8.500%, 10/2/08(a)	11,980,000
3,150,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,
	8.250%, 10/2/08(a)	3,150,000
	Lancaster County, PA:
	GO:
600,000	FSA, SPA-Dexia Credit Local, 8.500%, 10/2/08(a)	600,000
6,300,000	SPA-Dexia Credit Local, 8.250%, 10/2/08(a)	6,300,000
4,300,000	Hospital Authority Revenue, Masonic Homes Project,
	LOC-JPMorgan Chase, 7.000%, 10/1/08(a)	4,300,000
7,100,000	Luzerne County, PA, GO, Notes, FSA, SPA-JPMorgan Chase,
	8.300%, 10/2/08(a)	7,100,000
17,165,000	Manheim Township, PA, School District, GO, FSA, SPA-Royal
	Bank of Canada, 8.250%, 10/2/08(a)	17,165,000
24,630,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local,
	8.500%, 10/2/08(a)	24,630,000
3,900,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,
	8.250%, 10/2/08(a)	3,900,000
1,500,000	Montgomery County, PA, IDA, Pollution Control Revenue, Refunding
	Peco-A-Remarketed, LOC-Wachovia Bank N.A., 8.000%, 10/1/08(a)	1,500,000
3,700,000	Montgomery County, PA, IDA Revenue, Lasalle College,
	LOC-PNC Bank N.A., 8.020%, 10/2/08(a)	3,700,000
11,900,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital,
	LOC-PNC Bank, 8.250%, 10/2/08(a)	11,900,000
8,030,000	North Lebanon, PA, Municipal Sewer Revenue, FSA, SPA-Dexia Credit
	Local, 8.500%, 10/2/08(a)	8,030,000
250,000	Northampton County, PA, General Purpose Authority Revenue, Higher
	Education Lehigh University, SPA- JPMorgan Chase, 7.250%, 10/2/08(a)	250,000
	Pennsylvania Higher EFA:
9,300,000	AMBAC, LIQ-PNC Bank, 8.250%, 10/2/08(a)	9,300,000
8,000,000	College & University Revenues, St. Joseph’s University, LOC-Allied
	Irish Bank PLC, 7.750%, 10/1/08(a)	8,000,000
	Pennsylvania Housing Finance Agency:
4,635,000	Rental Housing, SPA-Bank of America N.A., 7.500%, 10/1/08(a)	4,635,000
	Single Family Mortgage:
2,080,000	SPA-Landesbank Hessen, 9.550%, 10/1/08(a)(b)	2,080,000
25,020,000	SPA-Landesbank Hessen-Thuringen, 9.550%, 10/1/08(a)(b)	25,020,000
10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special
	Tax Revenue, Philadelphia Funding Program, FSA, SPA-JPMorgan Chase,
	8.350%, 10/2/08(a)	10,000,000
11,415,000	Pennsylvania State, GO, 5.000% due 10/1/08	11,415,000
	Pennsylvania State Turnpike Commission:
30,795,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	8.350%, 10/2/08(a)	30,795,000
40,450,000	Revenue, FSA, SPA-JPMorgan Chase, 8.400%, 10/2/08(a)	40,450,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 27

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 7.0% continued
	Philadelphia, PA:
	Authority for IDR:
$2,345,000	Pooled Loan Program, LOC-Citizens Bank, 9.000%, 10/2/08(a)	$2,345,000
4,070,000	Revenue, Settlement Music School Project, LOC-Allied Irish
	Bank PLC, 7.980%, 10/2/08(a)	4,070,000
5,625,000	Gas Works Revenue, LOC-JPMorgan Chase, LOC-Bank of Nova Scotia,
	7.900%, 10/2/08(a)	5,625,000
61,000,000	Gas Works, TECP, 1.500% due 11/25/08	61,000,000
15,900,000	Multi Modal Refunding, 8.500%, 10/2/08(a)	15,900,000
10,000,000	School District, GO, LOC-Commerce Bank N.A., 8.040%, 10/2/08(a)	10,000,000
89,800,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority,
	FSA, SPA-PNC Bank, 8.400%, 10/2/08(a)	89,800,000
	Pittsburgh, PA, Water & Sewer Authority System Revenue:
19,020,000	FSA, SPA-JPMorgan Chase Bank, 9.150%, 10/2/08(a)	19,020,000
12,000,000	Refunding, First Lien, FSA, SPA-JPMorgan Chase, 9.150%, 10/2/08(a)	12,000,000
5,600,000	Saint Mary Hospital Authority Bucks County, Catholic Health,
	8.000%, 10/1/08(a)	5,600,000
9,125,000	South Fork, PA, Municipal Authority Hospital Revenue, Conemaugh
	Health System, LOC-PNC Bank N.A., 9.000%, 10/1/08(a)	9,125,000
	University of Pittsburgh, PA:
800,000	Commonwealth System of Higher Education, Refunding University
	Capital Project, 8.500%, 10/2/08(a)	800,000
10,300,000	Various Refunding University Capital Project, SPA-Fortis Bank &
	Banco Bilbao Vizcaya, 8.250%, 10/2/08(a)	10,300,000
7,000,000	Wallingford-Swarthmore, PA, School District, GO, 8.500%, 10/2/08(a)	7,000,000
	West Cornwall Township Municipal Authority, PA:
10,600,000	Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local,
	8.500%, 10/2/08(a)	10,600,000
1,300,000	General Government Loan Program, FSA, SPA-Dexia Credit Local,
	8.500%, 10/2/08(a)	1,300,000

	Total Pennsylvania	658,610,000

	Rhode Island — 0.8%
9,935,000	Bristol, RI, GO, BAN, 3.000% due 2/18/09	9,987,359
13,550,000	Narragansett, RI, Bay Commission, Wastewater System Revenue,
	LOC-RBS Citizens N.A., 6.250%, 10/2/08(a)	13,550,000
	Rhode Island Health & Educational Building Corp.:
6,075,000	Revenue, Catholic Schools Program, LOC-Citizens Bank of
	Rhode Island, 7.250%, 10/1/08(a)	6,075,000
8,745,000	St. George’s School, LIQ-Bank of America, 9.000%, 10/1/08(a)	8,745,000
20,000,000	Rhode Island Housing & Mortgage Finance Corp., Groves at Johnston
	Project, LOC-Keybank, 8.100%, 10/2/08(a)(b)	20,000,000
3,615,000	Rhode Island State & Providence Plantations, Consolidated Capital
	Development Loan, SPA-Landesbank Hessen-Thuringen,
	8.250%, 10/1/08(a)	3,615,000
	Rhode Island State Health & Educational Building Corp., Revenue:
7,270,000	Hospital Financing Care New England, LOC-JPMorgan Chase,
	7.250%, 10/2/08(a)	7,270,000

See Notes to Financial Statements.

28 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Rhode Island — 0.8% continued
$9,230,000	Ocean State Assisted Living, LOC-Sovereign Bank FSB,
	Bank of New York, 9.650%, 10/1/08(a)	$9,230,000
975,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street
	Bank & Trust Co., 7.550%, 10/1/08(a)(b)	975,000

	Total Rhode Island	79,447,359

	South Carolina — 1.1%
10,000,000	Anderson County, SC, School District No. 1, GO, BAN,
	2.750% due 7/31/09	10,093,058
31,700,000	Charleston County, SC, School District, GO, TAN, 2.500% due 4/1/09	31,856,531
5,995,000	Charleston, SC, Waterworks & Sewer Revenue, Refunding &
	Capital Improvement, 5.250% due 1/1/09	6,058,627
1,885,000	Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America,
	7.500%, 10/1/08(a)	1,885,000
17,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed
	11/03/03, LOC-SunTrust Bank, 7.900%, 10/2/08(a)	17,500,000
8,300,000	South Carolina EFA for Private Non-Profit Institutions, Columbia
	College Project, LOC-Bank of America, 7.300%, 10/2/08(a)	8,300,000
	South Carolina Jobs EDA:
1,700,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 8.050%, 10/1/08(a)(b)	1,700,000
4,800,000	EDR, YMCA of Columbia South Carolina Project,
	LOC-Bank of America N.A., 7.250%, 10/2/08(a)	4,800,000
2,400,000	Revenue, Dorris Properties LLC Project, LOC-Sun Bank N.A.,
	Wells Fargo Bank N.A., 8.150%, 10/2/08(a)(b)	2,400,000
	South Carolina, EFA, Private Non-Profit Institutions:
10,000,000	Presbyterian College Project, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	10,000,000
3,855,000	Refunding & Improvement, Anderson, LOC-Bank of America N.A.,
	7.250%, 10/2/08(a)	3,855,000
5,660,000	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia
	Bank, 7.550%, 10/2/08(a)	5,660,000

	Total South Carolina	104,108,216

	South Dakota — 0.8%
7,810,000	South Dakota Economic Development Finance Authority,
	Hastings Filters Inc., 8.250%, 10/2/08(a)(b)	7,810,000
	South Dakota Housing Development Authority, Homeownership
	Mortgage, SPA-Landesbank Hessen-Thuringen:
10,000,000	9.500%, 10/1/08(a)	10,000,000
22,500,000	10.600%, 10/1/08(a)(b)	22,500,000
20,180,000	11.000%, 10/1/08(a)(b)	20,180,000
7,300,000	9.000%, 10/2/08(a)	7,300,000
9,000,000	South Dakota State, HEFA Revenue, Avera Health, LOC-U.S. Bank NA,
	8.250%, 10/2/08(a)	9,000,000

	Total South Dakota	76,790,000

	Tennessee — 2.0%
28,800,000	Blount County, TN, Health & Educational Facilities Board Revenue,
	Maryville College Project, LOC-Bank of America NA, 7.250%, 10/2/08(a)	28,800,000
	Chattanooga, TN:
13,500,000	Health Educational & Housing Facilities Board Revenue, Girls’
	Preparatory School, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	13,500,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 29

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Tennessee — 2.0% continued
$8,200,000	IDB Revenue, YMCA Metropolitan Chattanooga Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	$8,200,000
300,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
	Tennesse Municipal Bond Fund, LOC- Bank of America, 4.500%, 10/1/08(a)	300,000
	Clarksville, TN, PBA:
	LOC-SunTrust Bank:
12,690,000	7.900%, 10/2/08(a)	12,690,000
2,745,000	7.900%, 10/2/08(a)(c)	2,745,000
3,020,000	Tennessee Municipal Bond Fund, LOC-Bank of America,
	7.250%, 10/2/08(a)(c)	3,020,000
10,000,000	Franklin County, TN, HEFA, University of the South Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	10,000,000
8,695,000	Greeneville, TN, Health & Educational Facilities Board Revenue,
	Refunding & Improvement Laughlin Memorial, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	8,695,000
17,000,000	Hamilton County, TN, GO, TECP, 1.700% due 12/2/08	17,000,000
7,500,000	Jefferson County, TN, Health & Education Facilities, Carson Newman
	College, LOC-SunTrust Bank, 7.900%, 10/1/08(a)	7,500,000
4,200,000	Knox County, TN, Health, Educational & Housing Facilities Board
	Hospital Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden,
	8.500%, 10/1/08(a)	4,200,000
1,620,000	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	1,620,000
	Metropolitan Government Nashville & Davidson County, TN:
11,665,000	Health & Educational Facilities Board, Revenue, Educational Facilities,
	Belmont University Project, LOC-SunTrust Bank, 7.850%, 10/1/08(a)	11,665,000
9,575,000	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	9,575,000
4,600,000	IDB, Revenue, Trevecca Nazarene University Project,
	LOC-SunTrust Bank, 7.900%, 10/1/08(a)	4,600,000
	Montgomery County, TN:
5,000,000	BAN, TECP, 1.730% due 2/4/09	5,000,000
	Public Building Authority:
7,145,000	Pooled Financing, Tennessee County Loan Pool, 7.250%, 10/2/08(a)	7,145,000
6,755,000	Revenue, Tennessee County Loan Pool, LOC-Bank of America,
	7.250%, 10/2/08(a)(c)	6,755,000
7,225,000	Shelby County, TN, Health Educational & Housing Facilities Board, Revenue, Trezevant Manor Project, LOC-LaSalle Bank N.A., 7.960%, 10/2/08(a)	7,225,000
14,900,000	Shelby County, TN, Health, Educational & Housing Facilities Board Revenue, Methodist Le Bonheur Healthcare, Assured Gty, SPA-U.S. Bank
	N.A., 7.930%, 10/2/08(a)	14,900,000

	Total Tennessee	185,135,000

	Texas — 9.8%
31,472,000	Austin, TX, TECP, LOC-JPMorgan Chase, LOC-Bayerische Landesbank,
	LOC-State Street Bank, 1.570% due 12/2/08	31,472,000
7,805,000	Austin, TX, TECP, 1.600% due 10/8/08	7,805,000
11,000,000	Capital Area Housing Finance Corp., Cypress Creek At River Apartment,
	LOC-Citibank N.A., 8.080%, 10/1/08(a)(b)	11,000,000

See Notes to Financial Statements.

30 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 9.8% continued
$7,000,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 8.000%, 10/2/08(a)	$7,000,000
10,000,000	Dallas Area Rapid Transit, 1.750% due 12/2/08	10,000,000
10,000,000	Garland, TX, GO, TECP, 1.660% due 1/8/09	10,000,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project,
	1.850% due 12/1/08(e)	8,065,000
9,200,000	Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Co. Project,
	2.100%, 10/1/08(a)(b)	9,200,000
	Harris County, TX, Flood Control District, GO:
2,905,000	Refunding Contract, 4.000% due 10/1/08	2,905,000
14,200,000	Refunding Contract, SPA-Dexia Credit Local, 8.000%, 10/2/08(a)	14,200,000
	Harris County, TX:
	Flood Control District, TECP:
22,180,000	1.850% due 11/3/08	22,180,000
400,000	5.500% due 11/3/08	400,000
5,555,000	GO, Refunding, Permanent Improvement, 4.000% due 10/1/08	5,555,000
6,080,000	Health Facilities Development Corp. Revenue, Refunding,
	Methodist Hospital Systems, 7.860%, 10/2/08(a)(f)	6,080,000
6,700,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue,
	LOC-BNP Paribas, 8.000%, 10/2/08(a)	6,700,000
6,020,000	Housing Options Inc., Texas Multi-Family Revenue, Housing Mill City,
	LOC-Bank of America N.A., 7.500%, 10/2/08(a)(b)	6,020,000
	Houston, TX:
11,800,000	1.700% due 10/1/08	11,800,000
30,000,000	1.750% due 10/1/08	30,000,000
27,750,000	1.650% due 11/6/08	27,750,000
	GO, Refunding, Public Improvement:
8,115,000	FSA, 5.500% due 3/1/09	8,261,916
13,100,000	MBIA, 5.000% due 3/1/09	13,282,504
	Houston, TX, GO, TECP:
22,500,000	1.550% due 11/10/08	22,500,000
15,000,000	1.620% due 12/4/08	15,000,000
10,000,000	1.650% due 12/4/08	10,000,000
5,000,000	1.720% due 1/14/09	5,000,000
	Houston, TX:
10,000,000	TECP, 1.550% due 11/10/08	10,000,000
19,000,000	Utility System Revenue, Refunding, First Lien, LOC-Bank of
	America N.A., Bank of New York, Dexia Credit Local, State Street
	Bank & Trust Co., 7.250%, 10/2/08(a)	19,000,000
	Katy, TX, ISD:
13,100,000	GO, PSFG, SPA-Bank of America, 8.000%, 10/2/08(a)	13,100,000
23,950,000	School Building SPA-Bank Of America, 8.000%, 10/2/08(a)	23,950,000
8,550,000	Lubbock, TX, ISD, GO, School Building, PSF-GTD, SPA-Bank of
	America N.A., 8.000%, 10/2/08(a)	8,550,000
3,200,000	Mansfield, TX, IDC, Pier 1 Imports, LOC-JPMorgan Chase,
	10.750%, 10/1/08(a)(b)	3,200,000
10,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue,
	Allied Waste Inc. Project, LOC-Bank of America N.A., 7.500%, 10/2/08(a)(b)	10,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 31

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 9.8% continued
$17,000,000	North Texas Higher Education Authority, Student Loan,
	LOC-Bank of America & Dexia Credit Local, 7.750%, 10/1/08(a)(b)	$17,000,000
55,250,000	North Texas Tollway Authority, TECP, LOC-Bank of America,
	1.600% due 11/4/08	55,250,000
10,000,000	Northern Texas Higher Education Authority, Student Loan Revenue,
	LOC-Lloyds Bank PLC, 7.750%, 10/1/08(a)(b)	10,000,000
31,570,000	Pasadena, TX, ISD, GO, FSA, SPA-Bank of America NA, 8.000%, 10/2/08(a)	31,570,000
2,280,000	Plano, TX, ISD, GO, PSFG, 3.000% due 2/15/09	2,291,328
	San Antonio, TX:
	Electric:
52,050,000	1.720% due 10/1/08	52,050,000
5,000,000	1.700% due 11/6/08	5,000,000
6,830,000	Electric and Gas Revenue, Refunding Systems, 5.250% due 2/1/09	6,912,752
4,000,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	LOC-U.S. Bank, 7.500%, 10/2/08(a)(b)	4,000,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments,
	LOC-General Electric, 8.200%, 10/2/08(a)(b)	5,150,000
288,000	Southwest Higher Education Authority Inc., Southern Methodist
	University, SPA-Bank of New York, 7.750%, 10/1/08(a)	288,000
7,150,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship
	Christian Project, LOC-Bank of America N.A., 7.250%, 10/2/08(a)	7,150,000
	Tarrant County, TX, Cultural Education Facilities Finance Corp.:
63,450,000	Hospital Revenue, Valley Baptist Medical Center, LOC-JPMorgan Chase,
	9.650%, 10/1/08(a)	63,450,000
9,810,000	Retirement Facility, Refunding, Northwest Senior Edgemere Project,
	LOC-Lasalle Bank NA, 8.000%, 10/2/08(a)	9,810,000
5,000,000	Texas A&M University Revenues, Financing Systems, 5.000% due 5/15/09	5,105,583
	Texas Public Finance Authority, TECP:
15,000,000	1.500% due 10/8/08	15,000,000
10,900,000	1.750% due 12/9/08	10,900,000
	Texas State:
19,000,000	GO, Veterans Housing Assistance, SPA-Depfa Bank PLC,
	8.100%, 10/1/08(a)(b)	19,000,000
24,530,000	Mobility Fund, SPA-Depfa Bank PLC, 8.250%, 10/1/08(a)	24,530,000
5,000,000	TRAN, 3.000% due 8/28/09	5,061,983
	Texas State, GO:
9,000,000	Veterans Housing, LIQ-Texas Comptroller of Public Accounts,
	8.080%, 10/1/08(a)(b)	9,000,000
3,100,000	Veterans Housing Assistance, LIQ-Dexia Credit Local,
	9.500%, 10/1/08(a)(b)	3,100,000
7,250,000	Travis County, TX, Health Facilities Development Corp., Retirement Facilities
	Revenue, Querencia Barton Creek, LOC-LaSalle Bank, 8.000%, 10/2/08(a)	7,250,000
	Tyler, TX:
3,250,000	Health Facilities Development Corp., Hospital Revenue, Mother
	Frances Hospital, LOC-Bank of America, 7.250%, 10/2/08(a)	3,250,000
12,000,000	IDS, GO, School Building, PSF-GTD, LIQ-Dexia Credit Local,
	8.000%, 10/2/08(a)	12,000,000
41,085,000	University of Texas, University Revenues, Financing System,
	7.750%, 10/2/08(a)	41,085,000

See Notes to Financial Statements.

32 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 9.8% continued
$7,468,000	University of Texas Board of Regents, TECP, 1.600% due 12/1/08	$7,468,000
	University of Texas:
	Permanent University Fund, TECP:
10,000,000	1.650% due 11/12/08	10,000,000
18,000,000	1.600% due 11/13/08	18,000,000
	Systems Revenue, TECP:
25,000,000	1.450% due 10/6/08	25,000,000
11,500,000	1.650% due 2/2/09	11,500,000
17,113,000	1.660% due 2/4/09	17,113,000
7,440,000	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal School, LOC-JPMorgan Chase, 8.100%, 10/2/08(a)	7,440,000

	Total Texas	911,702,066

	Utah — 1.9%
25,000,000	Central Utah Water Conservancy District, GO, LIQ-Helaba,
	8.350%, 10/1/08(a)	25,000,000
3,800,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc.,
	7.830%, 10/2/08(a)	3,800,000
	Utah Housing Corp. Single Family Mortgage Revenue:
9,805,000	FHLB, 7.750%, 10/1/08(a)(b)	9,805,000
40,855,000	LIQ-Bayerische Landesbank, 7.750%, 10/1/08(a)(b)	40,855,000
1,115,000	SPA-Bayerische Landesbank, 7.750%, 10/1/08(a)(b)	1,115,000
6,000,000	SPA-Depfa Bank PLC, 7.750%, 10/1/08(a)(b)	6,000,000
14,000,000	SPA-Wells Fargo Bank, 7.750%, 10/1/08(a)(b)	14,000,000
5,395,000	Utah State Housing Finance Agency, Single Family Mortgage,
	SPA-Bayerische Landesbank, 7.750%, 10/1/08(a)(b)	5,395,000
28,290,000	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV,
	6.500%, 10/1/08(a)	28,290,000
	Utah Water Finance Agency Revenue:
39,665,000	LIQ-JPMorgan Chase & Co., 8.320%, 10/1/08(a)	39,665,000
4,900,000	SPA-JPMorgan Chase, 8.320%, 10/1/08(a)	4,900,000

	Total Utah	178,825,000

	Vermont — 0.7%
7,025,000	Vermont Educational & Health Buildings Financing Agency Revenue,
	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A., 7.050%, 10/1/08(a)	7,025,000
14,500,000	Vermont Housing Finance Agency, FSA, SPA-Depfa Bank PLC,
	8.750%, 10/1/08(a)(b)	14,500,000
43,785,000	Vermont Student Assistance Corp. Education Loan Revenue,
	SPA-Bank of New York, 8.250%, 10/2/08(a)(b)	43,785,000

	Total Vermont	65,310,000

	Virginia — 2.2%
40,000,000	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank,
	8.000%, 10/1/08(a)	40,000,000
86,700,000	Capital Beltway Funding Corp., VA, Toll Revenue, Capital Beltway
	Express LLC, LOC-Depfa Bank PLC, 8.050%, 10/2/08(a)(b)	86,700,000
995,000	Charlottesville, VA, IDA, Educational Facilities Revenue, University of
	Virginia Foundation Project, LOC-Wachovia Bank N.A., 7.200%, 10/2/08(a)	995,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 33

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Virginia — 2.2% continued
$6,250,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General
	Resolution, LOC-Branch Banking & Trust, 8.050%, 10/2/08(a)	$6,250,000
13,000,000	Fairfax County, VA, Redevelopment & Housing Authority Revenue,
	BAN, Affordable Housing, 3.625% due 10/9/08	13,000,895
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	7.500%, 10/2/08(a)(b)	3,000,000
1,330,000	Loudoun County, VA, Sanitation Authority Water & Sewer Revenue,
	Parity Indebtness, LOC-Bank of America N.A., 7.460%, 10/2/08(a)	1,330,000
	Lynchburg, VA, IDA Revenue:
	Central Health, LOC-SunTrust Bank:
7,000,000	7.900%, 10/2/08(a)	7,000,000
4,500,000	7.900%, 10/2/08(a)	4,500,000
4,000,000	Central Health, MBIA, LOC-Branch Banking & Trust, 8.050%, 10/2/08(a)	4,000,000
1,190,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation,
	LOC-Bank of America, 5.250%, 10/1/08(a)	1,190,000
7,500,000	Prince William County, VA, COP, Prince William County Facilities,
	LOC-Wachovia Bank N.A., 7.500%, 10/1/08(a)	7,500,000
6,405,000	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
	7.900%, 10/1/08(a)	6,405,000
	Virginia College Building Authority, VA:
7,670,000	Educational Facilities Revenue, 21st Century College,
	SPA-Wachovia Bank, 7.000%, 10/1/08(a)	7,670,000
2,800,000	Educational Facilities Revenue, Refunding, University Richmond
	Project, SPA-SunTrust Bank, 5.250%, 10/1/08(a)	2,800,000
5,600,000	Various Shenandoah University Projects, LOC-Branch Banking &
	Trust, 5.250%, 10/1/08(a)	5,600,000
2,200,000	Virginia Commonwealth University, Health System Authority Revenue,
	LOC-Wachovia Bank N.A., 6.980%, 10/1/08(a)	2,200,000
1,080,000	Virginia Small Business Finance Authority Revenue, Ennstone Project,
	LOC-Wachovia Bank NA, 7.650%, 10/2/08(a)(b)	1,080,000

	Total Virginia	201,220,895

	Washington — 2.6%
	Everett, WA, IDC:
5,680,000	King County, WA, Housing Authority, Overlake Project,
	LOC-Bank of America, 7.500%, 10/2/08(a)(b)	5,680,000
1,665,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	8.500%, 10/2/08(a)(b)	1,665,000
8,060,000	Grant County, WA, Public Utility District No. 2, Electric Revenue,
	Refunding, FSA, 5.000% due 1/1/09	8,138,433
	King County, WA:
10,000,000	GO, Refunding, 5.250% due 12/1/08	10,067,121
4,250,000	Housing Authority Revenue, Greenbridge Redevelopment, Salmon,
	LOC-Bank of America N.A., 7.520%, 10/2/08(a)(b)	4,250,000
1,550,000	Sewer Revenue, Junior Lien, LOC-Helaba, 7.750%, 10/1/08(a)	1,550,000
10,000,000	Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America NA,
	7.500%, 10/2/08(a)(b)	10,000,000
7,740,000	Seattle, WA, Municipal Light & Power, Improvement & Refunding,
	FSA, 5.500% due 3/1/09	7,863,694

See Notes to Financial Statements.

34 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Washington — 2.6% continued
$4,130,000	Snohomish County, WA, Housing Authority Revenue, Autumn Chase
	Apartments Project, LOC-Bank of America N.A., 7.250%, 10/2/08(a)	$4,130,000
13,185,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding
	Capital Projects, LOC- Wells Fargo Bank NA, 7.270%, 10/2/08(a)	13,185,000
2,000,000	Washington Public Power Supply System, Nuclear Project No. 1,
	7.900%, 10/1/08(a)	2,000,000
12,300,000	Washington State Health Care Facilities Authority, National Healthcare
	Research and Education Finance Corp., LOC-BNP Paribas,
	7.950%, 10/1/08(a)	12,300,000
	Washington State Health Care Facilities Authority Revenue:
3,400,000	Empire Health Services, LOC-U.S. Bank N.A., 9.650%, 10/1/08(a)	3,400,000
4,600,000	Multicare Health Systems, FSA, SPA-U.S. Bank N.A.,
	9.650%, 10/1/08(a)	4,600,000
11,000,000	Multicare Health Systems, SPA-Wells Fargo Bank N.A.,
	9.650%, 10/1/08(a)	11,000,000
31,250,000	Radian, LOC-Keybank N.A., 7.750%, 10/2/08(a)	31,250,000
7,285,000	Washington State HFC, Multi-Family Revenue, The Lodge at Eagle
	Ridge LLC, LOC-Bank of America N.A., 8.080%, 10/2/08(a)(b)	7,285,000
	Washington State:
	GO:
12,935,000	3.500% due 1/1/09	12,959,145
21,900,000	SPA-Landesbank Hessen-Thuringen, 8.250%, 10/1/08(a)	21,900,000
	Health Care Facilities Authority Revenue:
1,550,000	Catholic Health, SPA-JPMorgan Chase, 7.930%, 10/1/08(a)	1,550,000
9,000,000	Multicare Health Systems, SPA-Wells Fargo Bank N.A.,
	9.650%, 10/1/08(a)	9,000,000
3,550,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	4.700%, 10/1/08(a)(b)	3,550,000
46,900,000	HFC, Non-Profit Revenue, Skyline at First Hill Project,
	LOC-Bank of America N.A., 8.000%, 10/2/08(a)	46,900,000
7,000,000	Higher EFA Revenue, University of Puget Sound Project A,
	LOC-Bank of America N.A., 8.340%, 10/2/08(a)	7,000,000
3,700,000	Washington, WA, HEFA, Revenue, Whitman College Project,
	SPA-JPMorgan Chase, 7.930%, 10/2/08(a)	3,700,000

	Total Washington	244,923,393

	West Virginia — 0.4%
9,000,000	West Virginia State Housing Development Fund, Housing Finance,
	9.850%, 10/2/08(a)(b)	9,000,000
	West Virginia, EDA:
6,665,000	PCR, Ohio Power Co., LOC-Royal Bank of Scotland, 7.830%, 10/2/08(a)	6,665,000
	Solid Waste Disposal Facilities Revenue:
10,000,000	Appalachian Power Co., LOC-JPMorgan Chase, 8.050%, 10/2/08(a)(b)	10,000,000
16,250,000	Ohio Power Co., LOC-Royal Bank of Scotland, 6.500%, 10/2/08(a)(b)	16,250,000

	Total West Virginia	41,915,000

	Wisconsin — 2.4%
6,000,000	Milwaukee, WI, TECP, 1.000% due 12/8/08	6,000,000
8,945,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth Third
	Bank, 8.280%, 10/3/08(a)(b)	8,945,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 35

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Wisconsin — 2.4% continued
$9,200,000	Pleasant Prairie, WI, PCR, Wisconsin Electric Power Co., LOC-Wells
	Fargo Bank N.A., 7.930%, 10/2/08(a)	$9,200,000
8,860,000	University of Wisconsin, Hospitals & Clinics Authority Revenue,
	Refunding, FSA, SPA-U.S. Bank N.A., 8.200%, 10/2/08(a)	8,860,000
	Wisconsin Housing & EDA Home Ownership Revenue:
6,030,000	SPA-Dexia Credit Local, 10.000%, 10/1/08(a)(b)	6,030,000
	SPA-FHLB:
4,815,000	8.100%, 10/1/08(a)	4,815,000
8,000,000	8.200%, 10/1/08(a)(b)	8,000,000
28,375,000	10.000%, 10/1/08(a)(b)	28,375,000
4,075,000	Wisconsin Housing & EDA, Housing Revenue, FSA, SPA-FHLB,
	8.200%, 10/1/08(a)(b)	4,075,000
	Wisconsin State HEFA Revenue:
22,710,000	Aurora Health Care, Inc., LOC- KBC Bank NV, 9.650%, 10/1/08(a)	22,710,000
9,000,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase,
	7.950%, 10/2/08(a)	9,000,000
7,400,000	Jewish Home & Care Center, LOC-JPMorgan Chase, 7.950%, 10/2/08(a)	7,400,000
9,600,000	Medical College of Wisconsin Inc., LOC-U.S. Bank NA,
	7.950%, 10/2/08(a)(c)	9,600,000
	Wisconsin State, GO, TECP:
17,393,000	1.550% due 10/20/08	17,393,000
14,675,000	1.880% due 12/10/08	14,675,000
34,620,000	1.730% due 12/11/08	34,620,000
20,000,000	1.650% due 1/13/09	20,000,000

	Total Wisconsin	219,698,000

	Wyoming — 0.8%
	Sweetwater County, WY:
22,700,000	Environmental Important Revenue, Simplot Phosphates LLC,
	LOC-Rabobank Nederland, 8.050%, 10/1/08(a)(b)	22,700,000
1,500,000	PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC,
	6.250%, 10/1/08(a)	1,500,000
50,900,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.,
	10.750%, 10/1/08(a)(b)	50,900,000

	Total Wyoming	75,100,000

	TOTAL INVESTMENTS — 95.6% (Cost — $8,940,035,054#)	8,940,035,054
	Other Assets in Excess of Liabilities — 4.4%	407,815,510

	TOTAL NET ASSETS — 100.0%	$9,347,850,564

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

36 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance — Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Agency
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
IFC	— Industrial Finance Corporation
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation — Insured Bonds
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
Radian	— Radian Asset Assurance
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 37

Schedule of investments (unaudited) continued
September 30, 2008

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

SUMMARY OF INVESTMENTS BY SECTOR*
Education	18.0%
Hospitals	15.7
General obligation	11.5
Miscellaneous	11.1
Transportation	9.8
Housing: single family	6.4
Industrial development	5.4
Water & sewer	5.1
Utilities	4.5
Housing: multi-family	3.8
Public facilities	3.4
Life care systems	1.3
Pollution control	1.3
Finance	1.0
Electric	0.6
Solid waste	0.4
Tax allocation	0.4
Pre-refunded	0.3

Total investment	100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2008 and are subject to change.

RATINGS TABLE†
S&P/Moody’s/Fitch‡
A-1	63.3%
VMIG1	21.0
NR	0.5
F-1	3.4
AAA/Aaa	5.7
MIG1	1.8
SP-1	1.3
AA/Aa	1.7
P-1	1.3

100.0%

† As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch.

See pages 39 and 40 for definitions of ratings.

See Notes to Financial Statements.

38 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 39

Bond ratings (unaudited) continued

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

40 |  Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
September 30, 2008

ASSETS:
Investments, at amortized cost	$8,940,035,054
Receivable for securities sold	574,872,546
Receivable for Fund shares sold	241,369,395
Interest receivable	38,014,676
Prepaid expenses	198,379
Other assets	81,475

Total Assets	9,794,571,525

LIABILITIES:
Payable for Fund shares repurchased	389,197,516
Payable for securities purchased	52,077,506
Investment management fee payable	3,280,374
Distribution fees payable	832,287
Distributions payable	597,776
Due to custodian	305,530
Trustees’ fees payable	208,335
Accrued expenses	221,637

Total Liabilities	446,720,961

TOTAL NET ASSETS	$9,347,850,564

NET ASSETS:
Par value (Note 6)	$93,479
Paid-in capital in excess of par value	9,348,123,982
Accumulated net realized loss on investments	(366,897)

TOTAL NET ASSETS	$9,347,850,564

Shares Outstanding:
Class A	9,233,410,515
Exchange A	114,488,619
Net Asset Value:
Class A (and redemption price)	$1.00
Exchange A	$1.00

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 41

Statement of operations (unaudited)
For the Six Months Ended September 30, 2008

INVESTMENT INCOME:
Interest	$110,661,945

EXPENSES:
Investment management fee (Note 3)	20,506,736
Distribution fees (Notes 3 and 4)	5,215,324
Transfer agent fees (Note 4)	259,557
Legal fees	210,057
Trustees’ fees	179,664
Shareholder reports (Note 4)	77,636
Insurance	58,078
Custody fees	30,941
Registration fees	29,997
Audit and tax	27,034
Miscellaneous expenses	15,985

Total Expenses	26,611,009

NET INVESTMENT INCOME	84,050,936

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS	(374,616)

INCREASE IN NET ASSETS FROM OPERATIONS	$83,676,320

See Notes to Financial Statements.

42 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited) AND THE YEAR ENDED MARCH 31, 2008	September 30	March 31

OPERATIONS:
Net investment income	$84,050,936	$249,313,024
Net realized gain (loss)	(374,616)	123,685

Increase in Net Assets From Operations	83,676,320	249,436,709

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(84,050,936)	(249,488,410)
Net realized gains	—	(306,731)

Decrease in Net Assets From Distributions to
Shareholders	(84,050,936)	(249,795,141)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	24,476,494,984	48,621,166,508
Reinvestment of distributions	79,937,238	240,655,779

Cost of shares repurchased	(25,259,405,122)	(47,042,545,429)

Increase (Decrease) in Net Assets From Fund Share
Transactions	(702,972,900)	1,819,276,858

INCREASE (DECREASE) IN NET ASSETS	(703,347,516)	1,818,918,426

NET ASSETS:
Beginning of period	10,051,198,080	8,232,279,654

End of period	$9,347,850,564	$10,051,198,080

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 43

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES	2008[1]	2008	2007[2]	2006[2]	2005[2]	2004[2]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.008	0.029	0.031	0.022	0.009	0.005
Net realized gain (loss)[3]	(0.000)	0.000	0.000	0.000	0.000	0.000

Total income from operations	0.008	0.029	0.031	0.022	0.009	0.005

LESS DISTRIBUTIONS FROM:
Net investment income	(0.008)	(0.029)	(0.031)	(0.022)	(0.009)	(0.005)
Net realized gains	—	(0.000)[3]	(0.000)[3]	—	(0.000)[3]	(0.000)[3]

Total distributions	(0.008)	(0.029)	(0.031)	(0.022)	(0.009)	(0.005)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[4]	0.82%	2.93%	3.10%	2.19%	0.90%	0.48%

NET ASSETS, END OF PERIOD (MILLIONS)	$9,233	$10,051	$8,232	$7,474	$7,080	$7,287

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.51%[5]	0.52%	0.53%[6]	0.55%	0.57%	0.58%
Net expenses[7]	0.51 [5]	0.52 [8]	0.52 [6,9]	0.55 [9]	0.56 [9]	0.58
Net investment income	1.61 [5]	2.85	3.05	2.17	0.90	0.47

[1]	For the six months ended September 30, 2008 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 16, 2007.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.70%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
EXCHANGE A SHARES	2008[1]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.003
Net realized loss[2]	(0.000)

Total income from operations	0.003

LESS DISTRIBUTIONS FROM:
Net investment income	(0.003)

Total distributions	(0.003)

NET ASSET VALUE, END OF PERIOD	$1.000

Total return[3]	0.34%

NET ASSETS, END OF PERIOD (MILLIONS)	$115

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4]	0.51%
Net expenses[4,5]	0.51
Net investment income[4]	2.12

[1]	For the period August 1, 2008 (inception date) to September 30, 2008.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Exchange A shares would not exceed 0.70%.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 45

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

46 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 47

Notes to financial statements (unaudited) continued

amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements under Rule 2a-7 that permits the Fund to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	SEPTEMBER 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in Securities	$8,940,035,054	—	$8,940,035,054	—

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2008, the Fund’s Class A and Exchange A shares had voluntary expense limitations in place of 0.70%.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee

48 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2008, the Fund had accrued $100,720 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A and Exchange A shares calculated at an annual rate of 0.10% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES

Class A	$5,196,276	$258,653	$77,364
Exchange A1	19,048	904	272

Total	$5,215,324	$259,557	$77,636

[1]	For the period August 1, 2008 (inception date) to September 30, 2008.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 49

Notes to financial statements (unaudited) continued

5. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2008	YEAR ENDED MARCH 31, 2008

Net Investment Income:
Class A	$83,647,261	$249,488,410
Exchange A1	403,675	—

Total	$84,050,936	$249,488,410

Net Realized Gains:
Class A	—	$306,731
Exchange A1	—	—

Total	—	$306,731

[1]	For the period August 1, 2008 (inception date) to September 30, 2008.

6. Shares of beneficial interest

At September 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2008	YEAR ENDED MARCH 31, 2008

Class A
Shares sold	24,213,310,132	48,621,166,508
Shares issued on reinvestment	79,917,680	240,655,779
Shares repurchased	(25,110,689,331)	(47,042,545,429)

Net increase (decrease)	(817,461,519)	1,819,276,858

Exchange A1
Shares sold	263,184,852	—
Shares issued on reinvestment	19,558	—
Shares repurchased	(148,715,791)	—

Net increase	114,488,619	—

[1]	For the period August 1, 2008 (inception date) to September 30, 2008.

7. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the

50 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 51

Notes to financial statements (unaudited) continued

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they

52 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

9. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 53

Notes to financial statements (unaudited) continued

independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

10. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities,

54 | Western Asset Municipal Money Market Fund 2008 Semi-Annual Report

including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

11. Treasury Guarantee

The Fund has enrolled in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guarantees the $1.00 dollar per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 are eligible to participate in the guarantee. Those shareholders may purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The guarantee will be triggered if the market-based net asset value of the Fund is less than $0.995, unless promptly cured (a “Guarantee Event”). If a Guarantee Event were to occur, the Fund would be required to liquidate. Upon liquidation and subject to the availability of funds under the Guarantee Program, eligible shareholders would be entitled to receive payments equal to $1.00 per “covered share.” The number of “covered shares” held by a shareholder would be equal to the lesser of (1) the number of shares owned by that shareholder on September 19, 2008 or (2) the number of shares owned by that shareholder on the date upon which the Guarantee Event occurs. The coverage provided for all money market funds participating in the Guarantee Program (and, in turn, any amount available to the Fund and its eligible shareholders) is subject to an overall limit, currently approximately $50 billion.

The initial term of the Guarantee Program terminates on December 18, 2008, but may be later extended by the Treasury Department to terminate no later than September 18, 2009. If the Treasury Department extends the Program, the Board of Trustees of the Fund will consider whether to continue to participate. In order to participate in the Guarantee Program during the initial term, the Fund has paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008, which is not covered by any expense cap currently in effect. Participation in any extension of the Guarantee Program would require payment of an additional fee, although there can be no assurance that any Fund will elect to participate, or be eligible to participate, in any extension of the Guarantee Program.

Western Asset Municipal Money Market Fund 2008 Semi-Annual Report | 55

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Western Asset Municipal Money Market Fund

Trustees	Distributor
Elliott J. Berv	Legg Mason Investor Services, LLC
A. Benton Cocanougher
Jane F. Dasher	Custodian
Mark T. Finn	State Street Bank and Trust
R. Jay Gerken, CFA	Company
Chairman
Rainer Greeven	Transfer agent
Stephen R. Gross	PNC Global Investment Servicing
Richard E. Hanson, Jr.	(formerly PFPC Inc.)
Diana R. Harrington	4400 Computer Drive
Susan M. Heilbron	Westborough, Massachusetts 01581
Susan B. Kerley
Alan G. Merten	Independent registered
R. Richardson Pettit	public accounting firm
KPMG LLP
Investment manager	345 Park Avenue
Legg Mason Partners Fund Advisor, LLC	New York, New York 10154

Subadviser
Western Asset Management Company

Western Asset Municipal Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND Legg Mason Partners Funds 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholders Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC WASX010412 11/08 SR08-692

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	December 4, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	December 4, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	December 4, 2008